Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
6/30/20 (Unaudited)

COMMON STOCKS (69.4%)(a)
	Shares	Value
Basic materials (2.5%)
Air Liquide SA (France)	4,631	$667,275
Air Products & Chemicals, Inc.	12,169	2,938,327
Akzo Nobel NV (Netherlands)	18,907	1,691,507
Albemarle Corp.(S)	27,926	2,156,166
Anglo American PLC (United Kingdom)	157,668	3,644,493
Arkema SA (France)	6,601	630,376
Ashland Global Holdings, Inc.	7,100	490,610
Asian Paints, Ltd. (India)	44,735	1,005,993
Axalta Coating Systems, Ltd.(NON)	47,600	1,073,380
Azrieli Group, Ltd. (Israel)	1,830	82,889
BHP Billiton, Ltd. (Australia)	32,968	818,160
BHP Group PLC (United Kingdom)	65,678	1,348,348
Celanese Corp.	7,800	673,452
CF Industries Holdings, Inc.	53,300	1,499,862
China Lesso Group Holdings, Ltd. (China)	1,483,000	1,925,330
Compagnie De Saint-Gobain (France)(NON)	14,381	516,889
Covestro AG (Germany)(NON)	37,156	1,410,116
CRH PLC (Ireland)	179,390	6,135,658
Dow, Inc.(S)	79,312	3,232,757
DuPont de Nemours, Inc.	41,327	2,195,704
Eastman Chemical Co.	23,200	1,615,648
Eiffage SA (France)(NON)	14,522	1,325,955
Fortescue Metals Group, Ltd. (Australia)	111,420	1,069,098
Fortune Brands Home & Security, Inc.	39,927	2,552,533
Freeport-McMoRan, Inc. (Indonesia)	228,937	2,648,801
ICL Group, Ltd. (Israel)	128,995	383,983
Koninklijke DSM NV (Netherlands)	12,394	1,713,135
LafargeHolcim, Ltd. (Switzerland)	13,059	571,175
Linde PLC	9,856	2,090,556
Linde PLC	5,239	1,102,744
Newcrest Mining, Ltd. (Australia)	21,304	474,978
NewMarket Corp.	1,900	760,912
Nippon Steel Corp. (Japan)	31,400	295,308
Nitto Denko Corp. (Japan)	12,400	701,659
Nucor Corp.	6,949	287,758
PPG Industries, Inc.	8,800	933,328
Reliance Steel & Aluminum Co.	9,200	873,356
Rio Tinto PLC (United Kingdom)	51,298	2,886,536
Rio Tinto, Ltd. (Australia)	1,401	94,999
Sherwin-Williams Co. (The)	7,425	4,290,537
Shin-Etsu Chemical Co., Ltd. (Japan)	10,600	1,239,124
SIG Combibloc Group AG (Switzerland)	97,667	1,578,479
Symrise AG (Germany)	8,803	1,021,321

		64,649,215
Capital goods (4.3%)
ABB, Ltd. (Switzerland)	21,844	491,775
ACS Actividades de Construccion y Servicios SA (Spain)	16,067	404,240
Airbus SE (France)(NON)	2,901	206,431
Allison Transmission Holdings, Inc.	31,600	1,162,248
AptarGroup, Inc.	11,200	1,254,176
Atlas Copco AB Class A (Sweden)	27,569	1,165,785
Avery Dennison Corp.	18,300	2,087,847
BAE Systems PLC (United Kingdom)	90,511	541,381
Ball Corp.	15,218	1,057,499
Berry Global Group, Inc.(NON)	30,100	1,334,032
Caterpillar, Inc.	6,700	847,550
Crown Holdings, Inc.(NON)	16,500	1,074,645
Cummins, Inc.	27,800	4,816,628
Curtiss-Wright Corp.	4,000	357,120
Daikin Industries, Ltd. (Japan)	11,000	1,768,868
Delphi Automotive PLC	26,002	2,026,076
Dover Corp.	16,700	1,612,552
Eaton Corp. PLC	26,349	2,305,011
Elite Material Co., Ltd. (Taiwan)	247,000	1,331,790
Faurecia SA (France)(NON)	20,242	789,190
HD Supply Holdings, Inc.(NON)	9,150	317,048
HEICO Corp.	12,000	1,195,800
Hitachi, Ltd. (Japan)	52,700	1,663,709
Honeywell International, Inc.	67,855	9,811,154
Johnson Controls International PLC	173,180	5,912,365
KION Group AG (Germany)	22,630	1,389,249
Koito Manufacturing Co., Ltd. (Japan)	15,100	607,850
Kone OYJ Class B (Finland)	10,521	722,969
Legrand SA (France)	16,586	1,258,512
Lockheed Martin Corp.	32,850	11,987,622
Northrop Grumman Corp.	50,578	15,549,700
Obayashi Corp. (Japan)	68,200	637,773
Otis Worldwide Corp.	132,511	7,534,575
Raytheon Technologies Corp.	43,082	2,654,713
Republic Services, Inc.	19,200	1,575,360
Sandvik AB (Sweden)(NON)	127,057	2,369,826
Schindler Holding AG Part. Cert. (Switzerland)	369	86,755
Schneider Electric SA (France)	18,128	2,009,809
Silgan Holdings, Inc.	18,700	605,693
Spirax_Sarco engineering PLC (United Kingdom)	3,678	454,093
Stanley Electric Co., Ltd. (Japan)	20,300	488,856
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	144,000	1,261,025
Teledyne Technologies, Inc.(NON)	4,000	1,243,800
Tervita Corp. (Canada)(NON)	179	502
Toshiba Corp. (Japan)	25,100	799,890
Trane Technologies PLC	10,000	889,800
TransDigm Group, Inc.	3,310	1,463,186
Vinci SA (France)	11,277	1,037,019
Voltronic Power Technology Corp. (Taiwan)	68,000	1,946,111
Waste Connections, Inc.	34,900	3,273,271
Waste Management, Inc.	62,493	6,618,634

		114,001,513
Communication services (3.5%)
American Tower Corp.(R)	42,714	11,043,278
AT&T, Inc.	146,455	4,427,335
BCE, Inc. (Canada)	20,788	866,983
BT Group PLC (United Kingdom)	308,699	435,696
Charter Communications, Inc. Class A(NON)	18,570	9,471,443
China Mobile, Ltd. (China)	709,500	4,794,140
Comcast Corp. Class A(S)	287,416	11,203,476
Crown Castle International Corp.(R)	31,100	5,204,585
Deutsche Telekom AG (Germany)	167,022	2,793,844
Elisa OYJ (Finland)	10,479	636,966
Equinix, Inc.(R)	6,200	4,354,260
Hikari Tsushin, Inc. (Japan)	3,000	683,218
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	258,000	379,231
Juniper Networks, Inc.	41,762	954,679
KDDI Corp. (Japan)	138,100	4,140,633
Liberty Global PLC Class C (United Kingdom)(NON)	40,011	860,637
MTN Group, Ltd. (South Africa)	462,882	1,408,176
Nippon Telegraph & Telephone Corp. (Japan)	57,600	1,340,939
NTT DoCoMo, Inc. (Japan)	54,300	1,448,531
Safaricom PLC (Kenya)	6,324,000	1,707,994
SBA Communications Corp.(R)	9,440	2,812,365
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	6,297,100	1,345,400
Telstra Corp., Ltd. (Australia)	350,013	757,697
Verizon Communications, Inc.	330,356	18,212,527
Vodafone Group PLC (United Kingdom)	981,500	1,565,061

		92,849,094
Communications equipment (0.8%)
Cisco Systems, Inc.	425,190	19,830,862

		19,830,862
Computers (4.0%)
Akamai Technologies, Inc.(NON)(S)	29,700	3,180,573
Apple, Inc.	211,066	76,996,876
Dropbox, Inc. Class A(NON)	32,800	714,056
Dynatrace, Inc.(NON)	19,641	797,425
Fortinet, Inc.(NON)	30,600	4,200,462
Fujitsu, Ltd. (Japan)	8,000	936,433
Logitech International SA (Switzerland)	15,344	1,000,493
Otsuka Corp. (Japan)	20,900	1,100,833
RingCentral, Inc. Class A(NON)	8,608	2,453,366
ServiceNow, Inc.(NON)	18,700	7,574,622
Software AG (Germany)(NON)	30,663	1,236,165
Synopsys, Inc.(NON)	21,518	4,196,010
Wiwynn Corp. (Taiwan)	40,000	1,084,812

		105,472,126
Conglomerates (0.6%)
AMETEK, Inc.	24,000	2,144,880
Danaher Corp.	69,296	12,253,612
General Electric Co.	61,971	423,262
Orkla ASA (Norway)	47,406	415,532

		15,237,286
Consumer cyclicals (9.7%)
ABC-Mart, Inc. (Japan)	3,800	222,324
Adecco Group AG (Switzerland)	21,366	1,001,077
adidas AG (Germany)(NON)	7,667	2,005,838
Amazon.com, Inc.(NON)	24,948	68,827,041
Aramark	70,532	1,591,907
Benefit One, Inc. (Japan)	22,000	441,880
Berkeley Group Holdings PLC (The) (United Kingdom)	13,055	672,801
BJ's Wholesale Club Holdings, Inc.(NON)	113,211	4,219,374
Booking Holdings, Inc.(NON)	5,405	8,606,598
Booz Allen Hamilton Holding Corp.	28,700	2,232,573
Brambles, Ltd. (Australia)	145,809	1,096,900
Bridgestone Corp. (Japan)	9,100	292,794
CK Hutchison Holdings, Ltd. (Hong Kong)	121,500	778,879
Clear Channel Outdoor Holdings, Inc.(NON)	4,244	4,414
Clicks Group, Ltd. (South Africa)	111,113	1,346,377
Clorox Co. (The)	22,894	5,022,257
Compagnie Generale des Etablissements Michelin SCA (France)(NON)	5,207	539,426
Companhia De Locacao das Americas (Brazil)	383,494	1,193,901
Compass Group PLC (United Kingdom)	194,248	2,672,294
CoStar Group, Inc.(NON)	7,540	5,358,452
Daito Trust Construction Co., Ltd. (Japan)	6,400	588,033
Daiwa House Industry Co., Ltd. (Japan)	33,500	790,119
Discovery, Inc. Class A(NON)(S)	38,900	820,790
Dollar General Corp.	7,437	1,416,823
Dollar Tree, Inc.(NON)	6,203	574,894
Edenred (France)	45,504	1,987,926
Extended Stay America, Inc. (Units)	41,500	464,385
Ferrari NV (Italy)	6,748	1,149,825
Fiat Chrysler Automobiles NV (Italy)(NON)	85,914	861,818
Flutter Entertainment PLC (Ireland)	6,971	914,118
Ford Motor Co.	17,207	104,619
Fox Corp. Class B	4,166	111,815
Fu Shou Yuan International Group, Ltd. (China)	1,862,000	1,710,826
Geberit International AG (Switzerland)	549	274,475
General Motors Co.	65,406	1,654,772
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
Hermes International (France)	3,286	2,742,570
Hilton Worldwide Holdings, Inc.	69,527	5,106,758
Home Depot, Inc. (The)	29,328	7,346,958
Hoshizaki Corp. (Japan)	7,100	608,385
iHeartMedia, Inc. Class A(NON)(S)	1,805	15,072
Industria de Diseno Textil SA (Inditex) (Spain)	82,533	2,182,111
InterContinental Hotels Group PLC (United Kingdom)	11,169	495,049
Jardine Matheson Holdings, Ltd. (Hong Kong)	5,200	217,306
JUMBO SA (Greece)	84,965	1,532,036
Kakao Corp. (South Korea)	8,444	1,895,936
Kering SA (France)	5,516	2,996,123
Kimberly-Clark Corp.	4,231	598,052
Kingfisher PLC (United Kingdom)	394,355	1,077,418
Knorr-Bremse AG (Germany)	6,158	623,067
Li Ning Co., Ltd. (China)	483,500	1,536,936
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	64,565	2,224,264
Live Nation Entertainment, Inc.(NON)	31,293	1,387,219
lululemon athletica, Inc. (Canada)(NON)	8,938	2,788,745
LVMH Moet Hennessy Louis Vuitton SA (France)	2,229	976,299
Madison Square Garden Entertainment Corp.(NON)	6,800	510,000
Mastercard, Inc. Class A	22,911	6,774,783
MGM Resorts International	84,500	1,419,600
Moody's Corp.	1,700	467,041
News Corp. Class A	11,448	135,773
Nexi SpA (Italy)(NON)	120,999	2,090,198
Nielsen Holdings PLC	41,500	616,690
Nihon M&A Center, Inc. (Japan)	26,100	1,178,974
NIKE, Inc. Class B	55,672	5,458,640
Nintendo Co., Ltd. (Japan)	10,300	4,583,139
Pandora A/S (Denmark)	10,649	578,099
PayPal Holdings, Inc.(NON)	56,927	9,918,391
Peugeot SA (France)(NON)	98,936	1,605,987
Porsche Automobil Holding SE (Preference) (Germany)	18,119	1,038,402
Poya International Co., Ltd. (Taiwan)	95,820	1,887,458
Publicis Groupe SA (France)	5,236	169,263
PulteGroup, Inc.	148,430	5,051,073
Ryohin Keikaku Co., Ltd. (Japan)	27,800	393,434
S&P Global, Inc.	12,766	4,206,142
Secom Co., Ltd. (Japan)	22,500	1,965,827
Shenzhou International Group Holdings, Ltd. (China)	77,300	929,278
Sofina SA (Belgium)	884	233,116
Sohgo Security Services Co., Ltd. (Japan)	7,400	344,463
Sony Corp. (Japan)	83,800	5,738,735
Subaru Corp. (Japan)	3,700	76,946
Target Corp.	61,912	7,425,106
Taylor Wimpey PLC (United Kingdom)	344,942	608,543
Tempur Sealy International, Inc.(NON)	9,800	705,110
Tesla Motors, Inc.(NON)(S)	1,278	1,379,997
Top Glove Corp. Bhd (Malaysia)	513,500	1,941,517
Toyota Industries Corp. (Japan)	17,700	937,143
Toyota Motor Corp. (Japan)	1,000	62,732
United Rentals, Inc.(NON)	24,072	3,587,691
Verisk Analytics, Inc.	11,000	1,872,200
Volkswagen AG (Preference) (Germany)(NON)	8,819	1,333,681
Volvo AB (Sweden)(NON)	54,735	855,590
Wal-Mart de Mexico SAB de CV (Mexico)	1,061,700	2,539,174
Walmart, Inc.	92,358	11,062,641
Walt Disney Co. (The)	4,628	516,068
Wesfarmers, Ltd. (Australia)	98,554	3,061,058
Wilcon Depot, Inc. (Philippines)	3,472,100	1,070,127
Wolters Kluwer NV (Netherlands)	23,735	1,851,575

		256,084,056
Consumer staples (5.2%)
a2 Milk Co., Ltd. (New Zealand)(NON)	58,824	770,319
Altria Group, Inc.	3,496	137,218
Associated British Foods PLC (United Kingdom)	32,844	778,311
Auto Trader Group PLC (United Kingdom)	76,654	499,447
British American Tobacco PLC (United Kingdom)	34,068	1,308,942
Campbell Soup Co.(S)	14,100	699,783
Carlsberg A/S Class B (Denmark)	14,296	1,888,501
Chipotle Mexican Grill, Inc.(NON)	2,347	2,469,889
Coca-Cola Co. (The)	242,300	10,825,964
Coca-Cola HBC AG (Switzerland)	82,904	2,080,706
Coles Group, Ltd. (Australia)	54,143	643,161
Costco Wholesale Corp.	1,900	576,099
Diageo PLC (United Kingdom)	48,813	1,620,296
Dino Polska SA (Poland)(NON)	28,564	1,447,483
Domino's Pizza, Inc.	434	160,337
Essity AB Class B (Sweden)(NON)	66,778	2,155,878
Estee Lauder Cos., Inc. (The) Class A	19,743	3,725,109
Ferguson PLC (United Kingdom)	26,870	2,198,099
Hershey Co. (The)	23,100	2,994,222
Hindustan Unilever, Ltd. (India)	74,058	2,140,616
Hormel Foods Corp.	3,447	166,387
Imperial Brands PLC (United Kingdom)	78,566	1,496,144
ITOCHU Corp. (Japan)	112,600	2,424,856
J.M. Smucker Co. (The)	12,063	1,276,386
Japan Tobacco, Inc. (Japan)	5,600	103,902
JD.com, Inc. ADR (China)(NON)	60,300	3,628,854
JDE Peet's BV (Netherlands)(NON)	18,537	751,413
Jeronimo Martins SGPS SA (Portugal)(NON)	42,900	750,583
Jubilant Foodworks, Ltd. (India)	29,670	680,693
Kerry Group PLC Class A (Ireland)	5,028	625,518
Keurig Dr Pepper, Inc.(S)	24,586	698,242
Kobe Bussan Co., Ltd. (Japan)	8,200	462,261
Koninklijke Ahold Delhaize NV (Netherlands)	155,819	4,243,153
Kose Corp. (Japan)	5,400	649,225
L'Oreal SA (France)(NON)	7,674	2,460,208
McDonald's Holdings Co. (Japan), Ltd. (Japan)	12,200	658,151
Meituan Dianping Class B (China)(NON)	102,300	2,272,421
MercadoLibre, Inc. (Argentina)(NON)	2,500	2,464,425
Metro, Inc. (Canada)	2,293	94,585
Molson Coors Beverage Co. Class B	37,106	1,274,962
Mondelez International, Inc. Class A	104,967	5,366,963
Monster Beverage Corp.(NON)	14,000	970,480
Nestle SA (Switzerland)	39,091	4,318,586
Netflix, Inc.(NON)	1,585	721,238
New Oriental Education & Technology Group, Inc. ADR (China)(NON)	15,775	2,054,378
PALTAC Corp. (Japan)	23,700	1,086,799
PepsiCo, Inc.	96,261	12,731,480
Procter & Gamble Co. (The)	180,021	21,525,111
Recruit Holdings Co., Ltd. (Japan)	13,100	447,812
Seven & i Holdings Co., Ltd. (Japan)	27,500	897,433
Shoprite Holdings, Ltd. (South Africa)	102,826	631,671
Starbucks Corp.	89,400	6,578,946
Sundrug Co., Ltd. (Japan)	18,500	611,255
Swedish Match AB (Sweden)	4,102	288,021
Sysco Corp.	36,100	1,973,226
Unilever NV (Netherlands)	38,344	2,033,587
Unilever PLC (United Kingdom)	13,656	736,298
Walgreens Boots Alliance, Inc.	25,954	1,100,190
WH Group, Ltd. (Hong Kong)	1,780,000	1,527,570
Wilmar International, Ltd. (Singapore)	294,300	866,802
WM Morrison Supermarkets PLC (United Kingdom)	125,214	295,391
Woolworths Group, Ltd. (Australia)	58,765	1,515,431
Wuliangye Yibin Co., Ltd. Class A (China)	76,500	1,852,174
Zalando SE (Germany)(NON)	23,213	1,632,543

		138,066,134
Electronics (2.8%)
Brother Industries, Ltd. (Japan)	33,400	601,849
Garmin, Ltd.	16,400	1,599,000
Hoya Corp. (Japan)	26,100	2,499,466
Intel Corp.	16,994	1,016,751
MediaTek, Inc. (Taiwan)	163,000	3,189,229
MinebeaMitsumi, Inc. (Japan)	65,500	1,187,574
NVIDIA Corp.	28,949	10,998,015
NXP Semiconductors NV	12,969	1,478,985
Qorvo, Inc.(NON)	2,587	285,941
Qualcomm, Inc.	205,900	18,780,139
Roper Technologies, Inc.	5,505	2,137,371
Samsung Electronics Co., Ltd. (South Korea)	166,342	7,373,796
Samsung Electronics Co., Ltd. (Preference) (South Korea)	39,656	1,548,654
Silergy Corp. (China)	19,000	1,233,051
SK Hynix, Inc. (South Korea)	41,868	2,995,087
SMC Corp. (Japan)	1,300	663,520
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	180,500	1,760,909
Texas Instruments, Inc.	51,728	6,567,904
Thales SA (France)	20,409	1,646,259
Xilinx, Inc.	57,700	5,677,103

		73,240,603
Energy (1.9%)
Ampol Ltd. (Australia)	5,257	106,792
BP PLC (United Kingdom)	445,819	1,694,300
Cabot Oil & Gas Corp.	5,995	102,994
Cenovus Energy, Inc. (Canada)	189,012	884,079
Chevron Corp.	147,161	13,131,176
ConocoPhillips	68,946	2,897,111
Enterprise Products Partners LP	104,451	1,897,875
EOG Resources, Inc.	15,405	780,417
Exxon Mobil Corp.	72,398	3,237,639
Gamesa Corp Tecnologica SA (Spain)(NON)	5,088	90,050
Halliburton Co.	43,023	558,439
Koninklijke Vopak NV (Netherlands)	12,736	673,069
Lukoil PJSC ADR (Russia)	33,438	2,478,624
Marathon Oil Corp.	94,961	581,161
MWO Holdings, LLC (Units)(F)	89	—
Occidental Petroleum Corp.	11,201	204,978
ONEOK, Inc.	27,752	921,921
Orsted A/S (Denmark)	14,309	1,650,254
Ovintiv, Inc.(S)	31,352	298,140
Phillips 66	54,022	3,884,182
Reliance Industries, Ltd. (India)	199,129	4,500,546
Repsol SA (Spain)	9,432	82,317
Royal Dutch Shell PLC Class B (United Kingdom)	208,658	3,157,440
TOTAL SA (France)	70,707	2,693,201
Valero Energy Corp.(S)	44,498	2,617,372

		49,124,077
Financials (9.4%)
3i Group PLC (United Kingdom)	95,936	988,073
A-Living Services Co., Ltd. Class H (China)	282,000	1,422,990
Admiral Group PLC (United Kingdom)	4,816	137,057
Aflac, Inc.	102,200	3,682,266
AGNC Investment Corp.(R)	147,100	1,897,590
AIA Group, Ltd. (Hong Kong)	481,200	4,478,562
Allianz SE (Germany)	15,474	3,156,289
Allstate Corp. (The)	65,426	6,345,668
Ally Financial, Inc.	67,800	1,344,474
American Campus Communities, Inc.(R)	10,700	374,072
American Financial Group, Inc.	6,700	425,182
American International Group, Inc.	64,324	2,005,622
Ameriprise Financial, Inc.	24,200	3,630,968
Amundi SA (France)(NON)	5,432	424,885
Apartment Investment and Management Co. Class A(R)	17,800	669,992
Apollo Global Management, Inc.	51,051	2,548,466
Aroundtown SA (Luxembourg)	27,163	155,474
Assured Guaranty, Ltd.	91,570	2,235,224
AvalonBay Communities, Inc.(R)	9,700	1,500,008
Aviva PLC (United Kingdom)	477,877	1,617,198
AXA SA (France)(NON)	199,696	4,167,477
Axis Capital Holdings, Ltd.	24,400	989,664
Banco Bilbao Vizcaya Argenta (Spain)	463,453	1,591,903
Bank Leumi Le-Israel BM (Israel)	252,335	1,271,460
Bank of America Corp.	309,735	7,356,206
Bank of Montreal (Canada)	8,265	439,915
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	5,742,200	1,282,543
Banque Cantonale Vaudoise (Switzerland)	4,329	420,444
Berkshire Hathaway, Inc. Class B(NON)	1,059	189,042
BNP Paribas SA (France)(NON)	44,078	1,747,388
BOC Hong Kong Holdings, Ltd. (Hong Kong)	249,500	792,179
Boston Properties, Inc.(R)	33,017	2,984,076
Brixmor Property Group, Inc.(R)	35,900	460,238
Broadridge Financial Solutions, Inc.	10,506	1,325,752
Camden Property Trust(R)	9,800	893,956
Canadian Imperial Bank of Commerce (Canada)	6,775	452,831
Capital One Financial Corp.	67,128	4,201,542
CBRE Group, Inc. Class A(NON)	32,400	1,465,128
Charles Schwab Corp. (The)	56,128	1,893,759
CI Financial Corp. (Canada)	89,824	1,142,649
Citigroup, Inc.	369,088	18,860,397
CK Asset Holdings, Ltd. (Hong Kong)	257,500	1,531,216
CME Group, Inc.	6,936	1,127,377
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	352,951	1,363,003
CoreLogic, Inc.	7,500	504,150
Corporate Office Properties Trust(R)	14,200	359,828
Credit Agricole SA (France)(NON)	139,545	1,318,107
DBS Group Holdings, Ltd. (Singapore)	90,000	1,346,267
Deutsche Boerse AG (Germany)	20,281	3,665,768
Direct Line Insurance Group PLC (United Kingdom)	250,411	839,735
Discover Financial Services	42,600	2,133,834
DNB ASA (Norway)(NON)	108,392	1,434,170
Duke Realty Corp.(R)	41,900	1,482,841
Equitable Holdings, Inc.	25,600	493,824
Equity Commonwealth(R)	20,600	663,320
Equity Lifestyle Properties, Inc.(R)	12,000	749,760
Equity Residential(R)	22,000	1,294,040
Erie Indemnity Co. Class A	808	155,055
Essex Property Trust, Inc.(R)	7,900	1,810,443
Federal Realty Investment Trust(R)	6,400	545,344
Fidelity National Financial, Inc.	30,400	932,064
Fifth Third Bancorp	86,900	1,675,432
Finecobank Banca Fineco SpA (Italy)(NON)	37,246	501,894
Gaming and Leisure Properties, Inc.(R)	94,699	3,276,586
Gjensidige Forsikring ASA (Norway)(NON)	39,365	725,093
Goldman Sachs Group, Inc. (The)	30,967	6,119,699
Goodman Group (Australia)(R)	118,588	1,220,481
Hana Financial Group, Inc. (South Korea)	63,114	1,436,662
Hargreaves Lansdown PLC (United Kingdom)	18,968	382,206
HDFC Bank, Ltd. (India)	255,544	3,642,679
Henderson Land Development Co., Ltd. (Hong Kong)	196,700	744,885
Hongkong Land Holdings, Ltd. (Hong Kong)	58,900	243,791
ING Groep NV (Netherlands)	288,089	2,001,305
Intercontinental Exchange, Inc.	1,057	96,821
Invitation Homes, Inc.(R)	59,000	1,624,270
Israel Discount Bank, Ltd. Class A (Israel)	247,708	757,957
Japan Exchange Group, Inc. (Japan)	34,100	787,722
Japan Post Bank Co., Ltd. (Japan)	56,000	416,427
Japan Post Holdings Co., Ltd. (Japan)	80,700	573,855
Jones Lang LaSalle, Inc.	3,300	341,418
JPMorgan Chase & Co.	267,152	25,128,318
KBC Group NV (Belgium)	15,559	891,125
KeyCorp	87,995	1,071,779
Legal & General Group PLC (United Kingdom)	343,024	936,723
Lincoln National Corp.	35,300	1,298,687
Loews Corp.	2,870	98,412
London Stock Exchange Group PLC (United Kingdom)	18,859	1,950,848
LPL Financial Holdings, Inc.	8,700	682,080
Magellan Financial Group, Ltd. (Australia)	16,029	652,431
MetLife, Inc.	184,400	6,734,288
MGIC Investment Corp.	66,300	542,997
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	76,600	362,549
Mizuho Financial Group, Inc. (Japan)	360,700	442,318
Morgan Stanley	107,500	5,192,250
National Bank of Canada (Canada)	14,644	663,597
Network International Holdings PLC (United Arab Emirates)(NON)	280,224	1,529,109
Nippon Prologis REIT, Inc. (Japan)(R)	418	1,270,379
NN Group NV (Netherlands)	3,445	115,528
Nomura Real Estate Holdings, Inc. (Japan)	32,100	595,897
ORIX Corp. (Japan)	109,500	1,350,171
Outfront Media, Inc.(R)	29,100	412,347
Partners Group Holding AG (Switzerland)	2,140	1,937,878
Persimmon PLC (United Kingdom)	17,311	489,547
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	150,500	1,503,052
PNC Financial Services Group, Inc. (The)	28,532	3,001,852
Popular, Inc. (Puerto Rico)	13,000	483,210
Prudential PLC (United Kingdom)	189,069	2,847,316
Quilter PLC (United Kingdom)	477,014	821,716
Radian Group, Inc.	136,376	2,115,192
Reinsurance Group of America, Inc.	6,700	525,548
Sberbank of Russia PJSC ADR (Russia)	128,533	1,460,250
SEI Investments Co.	9,200	505,816
Sekisui House, Ltd. (Japan)	42,800	814,817
Seven Bank, Ltd. (Japan)	160,800	439,854
Sichuan Languang Justbon Services Group Co., Ltd. Class H (China)(NON)	129,000	824,948
Singapore Exchange, Ltd. (Singapore)	248,900	1,493,669
Skandinaviska Enskilda Banken AB (Sweden)(NON)	189,712	1,640,769
SLM Corp.	107,500	755,725
Standard Chartered PLC (United Kingdom)	134,752	733,635
Starwood Property Trust, Inc.(R)	25,400	379,984
State Street Corp.	31,059	1,973,799
Sumitomo Mitsui Financial Group, Inc. (Japan)	137,300	3,861,308
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	34,300	962,645
Sun Communities, Inc.(R)	7,300	990,464
Sun Hung Kai Properties, Ltd. (Hong Kong)	70,000	892,094
Swiss Life Holding AG (Switzerland)	1,177	435,279
Swiss Prime Site AG (Switzerland)	4,007	370,136
Synchrony Financial	149,400	3,310,704
Toronto-Dominion Bank (Canada)	13,537	604,159
Tradeweb Markets, Inc. Class A(S)	9,240	537,214
VEREIT, Inc.(R)	192,600	1,238,418
Virtu Financial, Inc. Class A	45,400	1,071,440
Visa, Inc. Class A	48,500	9,368,745
Vonovia SE (Germany)	22,237	1,362,168
Vornado Realty Trust(R)(S)	23,500	897,935
W.R. Berkley Corp.	12,500	716,125
Weingarten Realty Investors(R)	22,400	424,032
Zurich Insurance Group AG (Switzerland)	1,935	681,444

		247,682,658
Health care (8.9%)
Abbott Laboratories	75,100	6,866,393
AbbVie, Inc.	85,886	8,432,287
Advanz Pharma Corp., Ltd. (Canada)(NON)(S)	646	1,970
Aier Eye Hospital Group Co., Ltd. Class A (China)	216,489	1,335,122
Alkermes PLC(NON)	40,500	785,903
Alnylam Pharmaceuticals, Inc.(NON)	5,900	873,849
Amgen, Inc.	57,823	13,638,133
Astellas Pharma, Inc. (Japan)	123,300	2,052,530
AstraZeneca PLC (United Kingdom)	31,556	3,289,608
AstraZeneca PLC ADR (United Kingdom)	65,852	3,482,912
Baxter International, Inc.	34,015	2,928,692
Becton Dickinson and Co.	1,431	342,395
Biogen, Inc.(NON)	15,800	4,227,290
BioMerieux (France)	3,624	497,576
Bristol-Myers Squibb Co.	69,579	4,091,245
Cardinal Health, Inc.	9,500	495,805
Chemed Corp.	900	405,963
Chugai Pharmaceutical Co., Ltd. (Japan)	15,900	849,967
Cigna Corp.	24,505	4,598,363
Coloplast A/S Class B (Denmark)	1,203	186,500
Dentsply Sirona, Inc.	27,100	1,194,026
DexCom, Inc.(NON)	8,845	3,585,763
DiaSorin SpA (Italy)	6,742	1,289,667
Edwards Lifesciences Corp.(NON)	70,100	4,844,611
Elekta AB Class B (Sweden)	43,247	401,653
Eli Lilly and Co.	84,979	13,951,852
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	18,704	432,532
Fresenius Medical Care AG & Co., KGaA (Germany)(NON)	2,984	254,409
Galapagos NV (Belgium)(NON)	3,715	729,288
Gilead Sciences, Inc.	16,700	1,284,898
GlaxoSmithKline PLC (United Kingdom)	64,958	1,316,175
Grifols SA (Spain)	2,764	83,845
Hikma Pharmaceuticals PLC (United Kingdom)	25,368	697,266
Hill-Rom Holdings, Inc.	14,200	1,558,876
Hologic, Inc.(NON)	59,700	3,402,900
Humana, Inc.	15,900	6,165,225
Hypera SA (Brazil)	199,800	1,223,468
IDEXX Laboratories, Inc.(NON)	15,797	5,215,538
Johnson & Johnson	129,397	18,197,100
Kobayashi Pharmaceutical Co., Ltd. (Japan)	3,700	325,055
Lonza Group AG (Switzerland)	11,442	6,033,298
M3, Inc. (Japan)	12,100	514,568
McKesson Corp.	703	107,854
Medtronic PLC	111,003	10,178,975
Merck & Co., Inc.	188,173	14,551,418
Neurocrine Biosciences, Inc.(NON)	3,400	414,800
Novartis AG (Switzerland)	83,043	7,215,662
Novo Nordisk A/S Class B (Denmark)	54,967	3,556,979
Ono Pharmaceutical Co., Ltd. (Japan)	18,700	543,934
PeptiDream, Inc. (Japan)(NON)	7,000	320,687
Pfizer, Inc.	178,321	5,831,097
Quest Diagnostics, Inc.	6,100	695,156
Quidel Corp.(NON)	7,305	1,634,421
Regeneron Pharmaceuticals, Inc.(NON)	16,911	10,546,544
Roche Holding AG (Switzerland)	26,563	9,196,949
Sage Therapeutics, Inc.(NON)	10,100	419,958
Sanofi (France)	3,734	379,893
Sartorius Stedim Biotech (France)(NON)	3,330	840,538
Seattle Genetics, Inc.(NON)	14,711	2,499,693
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	37,700	1,630,288
Shionogi & Co., Ltd. (Japan)	28,200	1,765,304
Smith & Nephew PLC (United Kingdom)	47,108	877,610
Sonic Healthcare, Ltd. (Australia)	15,593	329,185
Suzuken Co., Ltd. (Japan)	16,800	626,186
Thermo Fisher Scientific, Inc.	6,000	2,174,040
UnitedHealth Group, Inc.	26,371	7,778,126
Universal Vision Biotechnology Co., Ltd. (Taiwan)	306,000	1,806,488
Vertex Pharmaceuticals, Inc.(NON)	30,400	8,825,424
West Pharmaceutical Services, Inc.	8,300	1,885,511
WuXi AppTec Co., Ltd. Class H (China)	155,260	2,032,311
Zimmer Biomet Holdings, Inc.	22,900	2,733,344
Zoetis, Inc.	9,618	1,318,051

		234,800,942
Miscellaneous (0.1%)
Centre Testing International Group Co., Ltd. Class A (China)	713,369	1,994,462

		1,994,462
Semiconductor (0.8%)
ASML Holding NV (Netherlands)	3,170	1,162,053
KLA Corp.	18,100	3,520,088
Lam Research Corp.	9,300	3,008,178
Lasertec Corp. (Japan)	9,600	905,231
Maxim Integrated Products, Inc.	5,230	316,990
Renesas Electronics Corp. (Japan)(NON)	189,900	971,698
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	942,350	9,971,986
Tokyo Electron, Ltd. (Japan)	5,200	1,276,143

		21,132,367
Software (6.0%)
Activision Blizzard, Inc.	140,575	10,669,643
Adobe, Inc.(NON)	59,075	25,715,938
Amdocs, Ltd.	22,900	1,394,152
Atlassian Corp PLC Class A (Australia)(NON)	17,100	3,082,617
Cadence Design Systems, Inc.(NON)(S)	47,981	4,604,257
Dassault Systemes SA (France)	9,094	1,567,293
Electronic Arts, Inc.(NON)	10,812	1,427,725
Everbridge, Inc.(NON)(S)	16,859	2,332,611
F5 Networks, Inc.(NON)	3,389	472,698
Intuit, Inc.	44,148	13,076,196
Microsoft Corp.	337,449	68,674,247
Nexon Co., Ltd. (Japan)	47,700	1,077,339
NortonLifeLock, Inc.	65,922	1,307,233
Okta, Inc.(NON)	25,500	5,105,865
Oracle Corp.	30,268	1,672,912
Oracle Corp. (Japan)	4,300	507,380
SAP AG (Germany)	752	104,675
Take-Two Interactive Software, Inc.(NON)	27,300	3,810,261
Tata Consultancy Services, Ltd. (India)	98,729	2,732,873
Totvs SA (Brazil)	490,208	2,086,816
Ubisoft Entertainment SA (France)(NON)	13,897	1,144,552
Veeva Systems, Inc. Class A(NON)	28,300	6,634,086

		159,201,369
Technology (—%)
CACI International, Inc. Class A(NON)	4,100	889,208
SoftBank Group Corp. (Japan)	5,800	292,249

		1,181,457
Technology services (5.8%)
Accenture PLC Class A	7,685	1,650,123
Alibaba Group Holding, Ltd. (China)(NON)	558,156	15,082,913
Alibaba Group Holding, Ltd. ADR (China)(NON)	9,096	1,962,007
Alphabet, Inc. Class A(NON)	22,083	31,314,798
Alphabet, Inc. Class C(NON)	8,931	12,624,951
Baidu, Inc. ADR (China)(NON)	7,919	949,409
Capgemini SE (France)	4,975	569,093
Cognizant Technology Solutions Corp. Class A	10,834	615,588
CompuGroup Medical SE & Co. KgaA (Germany)	18,587	1,461,579
DocuSign, Inc.(NON)	65,258	11,238,080
DXC Technology Co.	5,102	84,183
eBay, Inc.	268,200	14,067,090
Facebook, Inc. Class A(NON)	46,836	10,635,051
Fidelity National Information Services, Inc.	72,739	9,753,573
Fiserv, Inc.(NON)	3,592	350,651
FUJIFILM Holdings Corp. (Japan)	9,500	406,493
GoDaddy, Inc. Class A(NON)	37,600	2,757,208
Itochu Techno-Solutions Corp. (Japan)	31,400	1,176,791
Jack Henry & Associates, Inc.	16,700	3,073,301
Kakaku.com, Inc. (Japan)	15,600	395,029
Leidos Holdings, Inc.	24,700	2,313,649
NAVER Corp. (South Korea)	9,116	2,044,419
NEC Corp. (Japan)	9,100	436,407
Nomura Research Institute, Ltd. (Japan)	38,300	1,045,069
Prosus NV (Netherlands)(NON)	22,620	2,095,692
Roku, Inc.(NON)(S)	6,400	745,792
Salesforce.com, Inc.(NON)	25,664	4,807,637
Tencent Holdings, Ltd. (China)	223,900	14,381,949
Tencent Holdings, Ltd. ADR (China)	24,211	1,549,504
Tyler Technologies, Inc.(NON)	488	169,277
Yandex NV Class A (Russia)(NON)(S)	41,523	2,076,980

		151,834,286
Transportation (1.0%)
Aena SME SA (Spain)(NON)	5,916	787,585
Aurizon Holdings, Ltd. (Australia)	280,461	954,894
CH Robinson Worldwide, Inc.(S)	7,533	595,559
Copa Holdings SA Class A (Panama)(S)	6,700	338,752
Delta Air Lines, Inc.	113,900	3,194,895
Deutsche Post AG (Germany)(NON)	72,257	2,635,910
Expeditors International of Washington, Inc.	15,380	1,169,495
Hankyu Hanshin Holdings, Inc. (Japan)	13,500	456,308
Japan Airlines Co., Ltd. (Japan)	28,000	504,711
Kyushu Railway Co. (Japan)	3,200	83,021
MTR Corp. (Hong Kong)	67,500	349,134
Norfolk Southern Corp.	2,362	414,696
Odakyu Electric Railway Co., Ltd. (Japan)	23,000	565,326
Southwest Airlines Co.	80,417	2,748,653
Union Pacific Corp.	48,286	8,163,714
United Airlines Holdings, Inc.(NON)(S)	45,300	1,567,833
West Japan Railway Co. (Japan)	13,900	779,412
Yangzijiang Shipbuilding Holdings, Ltd. (China)	735,000	491,071

		25,800,969
Utilities and power (2.1%)
AES Corp. (The)	124,800	1,808,352
AGL Energy, Ltd. (Australia)	107,473	1,267,543
Ameren Corp.	28,451	2,001,812
American Electric Power Co., Inc.	122,860	9,784,569
CenterPoint Energy, Inc.	85,500	1,596,285
China Resources Gas Group, Ltd. (China)	320,000	1,557,228
Chubu Electric Power Co., Inc. (Japan)	30,500	383,637
Chugoku Electric Power Co., Inc. (The) (Japan)	25,800	344,492
CLP Holdings, Ltd. (Hong Kong)	74,000	724,663
Companhia Paranaense de Energia-Copel (Preference) (Brazil)	255,453	2,857,000
Consolidated Edison, Inc.	12,747	916,892
E.ON SE (Germany)	115,724	1,301,057
Enel SpA (Italy)	205,024	1,766,317
Eni SpA (Italy)	104,565	995,696
Entergy Corp.	20,700	1,941,867
Exelon Corp.	237,053	8,602,654
HK Electric Investments & HK Electric Investments, Ltd. (Units) (Hong Kong)	138,500	143,878
IDACORP, Inc.	5,400	471,798
Kinder Morgan, Inc.	255,151	3,870,641
National Grid PLC (United Kingdom)	14,125	172,964
NRG Energy, Inc.	118,414	3,855,560
Pinnacle West Capital Corp.	21,537	1,578,447
Public Service Enterprise Group, Inc.	50,700	2,492,412
Snam SpA (Italy)	185,812	903,761
Southern Co. (The)	9,600	497,760
SSE PLC (United Kingdom)	75,462	1,274,098
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	8,310
Vistra Energy Corp.(S)	101,400	1,888,068

		55,007,761

Total common stocks (cost $1,517,880,445)		$1,827,191,237

CORPORATE BONDS AND NOTES (10.4%)(a)
		Principal amount	Value
Basic materials (0.7%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$25,000	$23,125
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		255,000	261,056
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)		250,000	292,813
Atotech Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		205,000	204,488
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	197,000
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		195,000	197,438
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	78,250
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		190,000	169,575
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		315,000	300,825
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		315,000	317,363
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		470,000	473,525
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		188,000	192,465
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		290,000	262,963
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		316,000	333,566
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		120,000	127,458
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		357,000	353,323
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		260,000	280,228
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		696,000	765,360
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		55,000	49,703
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		350,000	367,500
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		100,000	102,000
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	249,063
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		495,000	534,309
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		465,000	445,238
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		115,000	112,700
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		495,000	493,763
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27		495,000	514,050
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		403,000	441,127
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		414,000	449,885
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		290,000	295,182
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		225,000	213,750
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		337,000	383,499
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		235,000	252,280
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		105,000	107,233
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		205,000	206,581
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		75,000	77,250
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		125,000	122,773
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		35,000	34,825
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		125,000	122,839
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		125,000	117,500
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		435,000	434,456
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		160,000	152,800
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		70,000	86,523
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	370,467
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)		125,000	132,489
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		331,000	384,114
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		145,000	160,122
PolyOne Corp. 144A sr. unsec. notes 5.75%, 5/15/25		70,000	72,013
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		290,000	292,175
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		155,000	151,513
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	285,307
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		7,000	7,230
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		225,000	261,563
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		265,000	270,300
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		190,000	195,225
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		255,000	272,008
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		255,000	268,085
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25		305,000	248,575
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		160,000	161,600
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		70,000	64,750
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		35,000	35,350
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		280,000	276,500
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		355,000	359,125
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.375%, 8/15/25		70,000	70,350
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		150,000	147,750
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		165,000	167,150
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	431,379
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		198,000	281,546
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		266,000	367,957
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		215,000	226,288

			17,158,581
Capital goods (0.6%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		355,000	352,338
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	175,313
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		165,000	163,164
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		400,000	395,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	236,124
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		240,000	235,771
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		24,000	24,036
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		225,000	226,406
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		115,000	117,875
Berry Global, Inc. 144A notes 4.50%, 2/15/26		65,000	64,036
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25		455,000	495,861
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		305,000	199,775
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		65,000	42,575
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		160,000	166,400
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		90,000	93,344
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		160,000	164,400
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		135,000	137,569
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	193,050
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		235,000	243,955
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		100,000	103,934
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		225,000	232,875
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		144,000	156,600
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		396,000	415,800
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		360,000	369,000
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	190,994
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		295,000	283,938
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	299,237
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		510,000	581,198
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		225,000	257,533
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		298,000	352,502
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		535,000	598,308
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		370,000	404,737
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30		72,000	72,508
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30		145,000	152,346
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		95,000	98,800
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		115,000	118,594
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		225,000	226,114
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		345,000	282,900
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	524,158
Raytheon Technologies Corp. 144A sr. unsec. unsub. bonds 4.875%, 10/15/40		65,000	82,775
Raytheon Technologies Corp. 144A sr. unsec. unsub. notes 2.50%, 12/15/22		560,000	580,451
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		410,000	412,050
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		535,000	420,376
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		110,000	64,625
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		335,000	350,075
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		200,000	202,000
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		30,000	28,388
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		40,000	37,404
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		185,000	168,531
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		305,000	266,174
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		129,000	123,168
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		45,000	47,295
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		545,000	543,648
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		200,000	201,750
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		200,000	200,000
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		325,000	325,000
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	297,590
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		445,000	424,748
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		235,000	248,513
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		120,000	126,376

			14,600,755
Communication services (1.1%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		255,000	280,895
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		370,000	349,421
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		250,000	260,700
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	202,000
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,005,000	1,099,625
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		154,000	164,370
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		505,000	542,355
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30		90,000	105,475
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		1,065,000	1,218,312
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		1,142,000	1,286,202
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		270,000	293,853
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	655,766
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		330,000	341,652
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		915,000	965,325
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		160,000	162,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		110,000	112,200
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		210,000	217,211
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		801,000	1,059,120
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		220,000	243,501
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		190,000	217,756
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		79,000	93,292
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		179,000	219,627
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		130,000	156,993
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		569,000	684,319
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		120,000	128,240
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		35,000	53,236
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		420,000	468,607
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		175,000	195,516
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		224,000	256,963
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		195,000	188,312
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		200,000	220,791
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	280,999
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	356,492
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		166,000	178,407
Crown Castle International Corp. sr. unsec. unsub. bonds 4.45%, 2/15/26(R)		15,000	17,194
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		340,000	378,650
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		513,000	539,933
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		138,000	144,555
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		200,000	208,300
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		200,000	208,020
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		420,000	458,325
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	305,050
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		720,000	716,400
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		175,000	190,925
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		364,000	395,872
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		75,000	78,930
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27		45,000	42,820
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)		420,000	144,900
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		160,000	151,200
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		12,000	12,170
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)		505,000	305,525
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		245,000	246,838
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		165,000	164,810
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		52,000	54,405
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	242,370
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		520,000	633,100
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		250,000	295,093
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		863,000	971,954
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		379,000	397,325
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		67,188	68,006
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		90,000	92,475
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		60,000	60,242
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		25,000	26,313
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		75,000	76,802
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		255,000	269,382
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		100,000	101,196
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		431,000	479,686
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		1,032,000	1,143,632
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	285,109
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		965,000	1,163,975
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37		310,000	415,016
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	412,660
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,963,000	2,362,515
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		367,000	379,386
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		395,000	409,864
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28		105,000	102,113
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		150,000	151,884

			28,564,453
Consumer cyclicals (1.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		240,000	257,100
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		148,000	153,454
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		710,000	812,582
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		700,000	732,776
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30		55,000	55,666
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		65,000	64,350
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		115,000	111,754
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		321,000	362,398
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		100,000	102,647
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		710,000	716,239
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		110,000	102,817
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		80,000	76,000
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		115,000	98,900
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		105,000	109,725
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		105,000	100,413
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		100,000	108,500
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		330,000	344,850
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		119,000	104,125
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		70,000	59,150
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		45,000	47,025
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		160,000	153,600
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24		140,000	129,864
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		360,000	288,000
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		80,000	80,600
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		370,000	321,900
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		295,000	213,506
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		480,000	255,600
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30		171,000	186,869
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		250,000	266,935
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	832,554
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		245,000	239,181
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		40,000	43,213
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		80,000	81,200
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		195,000	175,013
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		275,000	239,250
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		310,000	335,482
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	223,725
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		90,000	95,288
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		160,000	174,200
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		145,000	148,487
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		45,000	45,527
General Motors Co. sr. unsec. notes 6.125%, 10/1/25		175,000	196,645
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		739,000	767,129
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		137,000	142,831
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	57,495
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30		383,000	401,903
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23		505,000	547,453
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		405,000	417,150
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		303,000	320,423
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		95,000	96,069
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		155,000	154,225
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		911,000	889,364
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		410,000	427,965
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		305,000	283,833
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	354,590
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		200,207	198,205
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		453,499	414,952
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		110,000	129,113
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,450,000	1,624,000
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		60,000	66,300
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,126,000	1,308,796
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		105,000	104,475
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		355,000	347,013
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	110,400
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		125,000	120,000
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		95,000	99,156
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		120,000	98,400
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		250,000	219,688
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		60,000	61,950
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		45,000	45,054
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		70,000	76,493
Levi Strauss & Co. 144A sr. unsec. unsub. notes 5.00%, 5/1/25		100,000	100,376
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		210,000	198,450
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		230,000	224,250
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		95,000	85,500
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		145,000	131,950
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	123,600
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		60,000	59,729
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30		385,000	399,482
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		174,000	189,027
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	92,025
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		320,000	318,400
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		245,000	235,200
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		335,000	345,050
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		340,000	283,900
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		220,000	217,800
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25		180,000	192,879
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		280,000	265,300
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		215,000	216,613
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		320,000	317,619
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		345,000	338,963
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		410,000	408,549
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		195,000	209,848
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	435,202
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		65,000	65,000
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25		165,000	166,081
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		70,000	63,350
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		175,000	163,254
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		172,000	172,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		135,000	134,663
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		225,000	212,063
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		320,000	400,801
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		380,000	414,428
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		200,000	201,320
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25		82,000	80,360
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		330,000	349,800
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23		45,000	44,606
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	21,621
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		240,000	282,472
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		285,000	300,319
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		365,000	292,000
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	88,000
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		335,000	344,631
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		230,000	212,750
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		100,000	105,262
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,275,000	1,300,500
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		250,000	223,438
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		235,000	242,931
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		85,000	87,338
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		115,000	113,563
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		340,000	349,350
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,045,000	1,058,063
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	20,275
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		225,000	190,406
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		215,000	209,625
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		340,000	325,975
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		115,000	98,900
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		120,000	121,800
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		145,000	148,916
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21		80,000	81,998
6aa1		130,000	137,800
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		235,000	224,425
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		270,000	254,308
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		430,000	481,904
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		441,000	462,935
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		57,000	63,812
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32		4,000	4,498
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		294,000	497,368
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		173,000	171,703
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		310,000	263,500
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		195,000	197,438
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		70,000	72,429
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		165,000	158,813
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		145,000	151,888
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		195,000	187,688
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		290,000	250,705
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		290,000	259,188
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		70,000	70,504

			37,120,012
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		310,000	308,063
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		160,000	156,830
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		200,000	193,750
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		65,000	66,503
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		290,000	290,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		205,000	221,400
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		480,000	538,937
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		197,000	262,638
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		235,000	283,949
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25		11,000	12,482
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		93,000	96,592
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		285,000	287,102
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		130,000	130,650
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		755,000	776,035
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		395,000	355,500
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		8,120	9,161
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		20,000	21,325
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		130,000	134,415
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		470,000	473,475
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		278,000	356,131
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	262,719
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		215,000	181,675
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		115,000	117,013
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		320,000	180,800
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		405,000	291,094
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	123,684
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		165,000	164,381
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		452,000	542,148
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		364,000	419,708
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23		70,000	76,287
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		200,000	205,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		200,000	203,750
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		145,000	148,625
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		310,000	341,088
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		340,000	342,679
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		131,000	136,894
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		165,000	174,819
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		672,000	695,520
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		60,000	62,250
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		285,000	296,557
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		120,000	121,050
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)		485,000	499,776
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23		83,000	85,966
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		115,000	133,400
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		210,000	224,547
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		385,000	438,419
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		125,000	136,900
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		70,000	75,075
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	141,384
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		215,000	225,623
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		135,000	135,000
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		235,000	228,538
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		115,000	116,725
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		45,000	48,544

			12,552,576
Energy (0.9%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		60,000	60,728
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		235,000	221,781
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		199,000	184,075
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		231,000	166,898
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		125,000	102,694
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		145,000	128,044
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		161,000	155,792
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		214,000	182,435
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		110,000	67,100
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		270,000	295,106
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		24,000	27,481
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		400,000	435,029
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22 (In default)(NON)		137,000	4,710
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		195,000	190,847
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		310,000	288,074
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		230,000	257,778
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		715,000	785,693
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21		400,000	405,497
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		100,000	93,500
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		70,000	65,275
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		160,000	145,000
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		145,000	154,470
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		105,000	92,423
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		95,000	93,100
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		325,000	311,090
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		165,000	165,825
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		305,000	274,500
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21 (In default)(NON)		157,000	60,053
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	197,032
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	140,835
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		95,000	92,742
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		170,000	170,925
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		160,000	164,700
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		125,000	133,753
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		455,000	436,800
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		235,000	236,838
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		625,000	620,783
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24		461,000	513,233
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25		205,000	209,435
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		1,450,000	1,109,533
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45		155,000	159,746
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22		215,000	225,213
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		50,000	57,550
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		415,000	434,795
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		110,000	148,667
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		674,000	679,411
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21		528,000	534,069
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		210,000	202,108
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		500,000	494,745
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		110,000	104,775
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		185,000	172,050
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		27,000	23,153
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		208,000	194,089
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)		115,000	95,594
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		380,000	153,900
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		115,000	70,725
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		115,000	70,725
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		185,000	185,353
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41		115,000	112,125
Noble Energy, Inc. sr. unsec. sub. notes 3.90%, 11/15/24		175,000	176,065
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		110,000	2,200
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		105,000	27,300
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		112,000	18,480
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		190,000	31,350
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24		85,000	72,631
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		235,000	198,575
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		190,000	188,575
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		120,000	101,400
Occidental Petroleum Corp. sr. unsec. unsub. notes Ser. 1, 4.10%, 2/1/21		240,000	240,960
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	422,511
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		314,000	349,727
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,924,000	2,056,275
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		324,000	338,175
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		86,000	89,978
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		44,000	45,716
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		515,000	12,360
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		153,000	127,682
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 6.84%, 1/23/30 (Mexico)		1,040,000	915,460
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		330,000	211,200
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		72,000	77,126
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		304,000	326,331
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	174,553
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		162,000	181,261
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		565,000	619,768
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)		219,000	221,339
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		90,000	44,100
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		140,000	75,250
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		190,000	95,547
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		128,000	93,440
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	204,439
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		355,000	307,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		70,000	73,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		115,000	115,288
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		530,000	498,401
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		70,000	67,593
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)		352,000	360,022
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		660,000	648,450
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		96,025	84,022
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		175,000	148,750
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		105,000	29,400
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		225,000	217,406
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	110,400
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom) (In default)(NON)		115,000	8,625
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	68,664
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		155,000	172,050
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		125,000	121,250
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		90,000	79,200
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		175,000	168,166
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		200,000	186,838

			24,765,099
Financials (2.8%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		210,000	195,300
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		540,000	540,000
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21		15,000	15,002
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		738,000	755,007
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		631,000	599,468
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		145,000	144,510
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		387,000	499,356
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		100,000	107,004
American Express Co. sr. unsec. notes 2.65%, 12/2/22		600,000	628,435
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		333,000	424,575
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		775,000	801,056
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20		1,114,000	1,115,381
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	221,876
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	223,634
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	448,747
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		465,000	494,644
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		75,000	80,600
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		190,000	199,194
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22		686,000	702,690
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		1,055,000	1,163,532
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,461,682
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		748,000	764,229
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		75,000	80,723
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)		5,000	5,159
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		685,000	710,587
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		505,000	506,359
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		1,020,000	1,020,940
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	116,313
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21		90,000	91,892
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		215,000	217,970
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		325,000	359,765
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		727,000	793,784
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		190,000	207,834
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		489,000	518,763
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		142,000	157,737
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	84,464
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		254,000	288,314
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		87,000	88,631
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		970,000	1,004,959
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		87,000	88,849
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,422,000	1,583,228
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		835,000	840,829
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		323,000	364,086
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22		540,000	572,294
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21		426,000	438,840
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	305,282
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		297,000	339,075
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		160,000	182,727
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	225,063
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		205,000	226,888
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	647,524
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,610,000	1,619,133
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22		630,000	653,607
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		490,000	512,663
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		285,000	314,662
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		585,000	592,310
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.45%, 4/16/21 (United Kingdom)		250,000	255,928
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		730,000	753,464
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		544,000	651,959
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		470,000	504,663
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		1,340,000	1,386,573
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	136,805
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		200,000	192,000
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		955,000	1,022,937
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		385,000	395,743
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		156,000	135,720
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		230,000	255,839
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		195,000	193,050
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		195,000	189,150
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	212,043
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		130,000	142,037
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		230,000	223,100
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		751,000	873,779
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22		375,000	404,565
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		1,285,000	1,449,499
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		114,000	119,484
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,900,000	1,919,931
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		122,000	176,587
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		130,000	141,656
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		290,000	289,391
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		345,000	370,777
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		155,000	156,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		210,000	210,147
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		135,000	130,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		135,000	126,927
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		225,000	251,380
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		146,000	151,109
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		315,000	294,131
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		315,000	285,075
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		100,000	97,000
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		123,000	125,871
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		853,000	761,303
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.392%, 5/15/47		116,000	80,727
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,485,000	1,816,124
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,493,298
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		219,000	232,268
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	192,427
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		220,000	176,000
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		215,000	239,109
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		200,000	218,666
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		345,000	349,313
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		305,000	305,575
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		940,000	940,570
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		175,000	236,242
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		212,000	252,432
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22		600,000	621,751
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23		550,000	569,244
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		155,000	164,190
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)		330,000	339,881
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	289,859
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		470,000	605,528
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		1,365,000	1,541,141
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21		385,000	405,408
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.875%, 4/12/23 (Australia)		250,000	264,631
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)		725,000	733,027
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		65,000	68,738
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		200,000	205,250
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		110,000	104,500
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		155,000	163,535
New York Life Global Funding 144A notes 1.10%, 5/5/23		1,630,000	1,664,144
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		365,000	370,904
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22		690,000	704,041
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22		169,000	176,292
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		113,000	118,989
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		47,000	49,438
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		295,000	275,825
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		128,000	136,000
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		378,000	385,088
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		365,000	380,097
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)		26,000	27,067
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	331,848
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	205,718
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		215,000	252,210
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		280,000	303,587
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	84,283
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		95,000	101,560
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		110,000	113,849
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	118,800
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		170,000	174,409
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		240,000	224,400
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		265,000	241,150
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		1,060,000	1,063,101
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		255,000	311,760
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		110,000	113,300
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		225,000	187,875
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		1,300,000	1,341,269
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		489,000	550,140
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		250,000	249,893
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99		305,000	280,929
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22		710,000	733,376
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22		284,000	297,641
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)		1,245,000	1,301,025
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		508,000	577,556
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)		970,000	989,161
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	215,944
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		245,000	247,144
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		400,000	425,500
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		330,000	342,375
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,453,000	1,454,773
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		245,000	249,609
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		112,000	132,044
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21		520,000	536,610

			72,983,395
Health care (1.0%)
AbbVie, Inc. 144A sr. unsec. notes 3.45%, 3/15/22		121,000	125,847
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29		1,661,000	1,827,750
AbbVie, Inc. 144A sr. unsec. sub. notes 3.80%, 3/15/25		270,000	299,569
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		265,000	186,825
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	306,626
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		347,000	377,950
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		265,000	282,888
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	235,000	261,102
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$160,000	164,000
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		90,000	85,388
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		215,000	225,750
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		105,000	108,150
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		165,000	165,825
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		340,000	344,852
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		90,000	84,734
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		270,000	280,125
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		260,000	275,108
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		465,000	494,041
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		185,000	215,526
Bristol-Myers Squibb Co. 144A sr. unsec. notes 3.25%, 8/15/22		660,000	696,721
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24		785,000	849,167
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.25%, 8/15/21		250,000	254,687
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		505,000	532,775
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		180,000	182,025
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		85,000	88,418
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		130,000	133,857
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		105,000	108,849
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		800,000	753,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	108,698
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		197,000	131,990
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		305,000	286,700
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		447,000	485,212
Cigna Corp. 144A company guaranty sr. unsec. unsub. notes 3.90%, 2/15/22		511,000	537,011
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,097,000	1,363,134
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23		320,000	343,659
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		140,993	150,860
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	172,313
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28		255,000	282,744
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		106,000	112,116
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		163,000	105,135
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		220,000	254,171
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		300,000	330,926
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		180,000	219,203
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		480,000	522,600
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		110,000	105,949
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		125,000	126,224
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		70,000	71,663
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		50,000	50,885
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		53,000	31,668
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		19,000	20,499
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	471,742
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		122,000	132,479
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		40,000	40,200
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	824,104
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		85,000	86,488
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		40,000	40,900
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		305,000	344,494
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21		494,000	501,740
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	695,905
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	344,320
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		270,000	281,475
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		445,000	453,344
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		145,000	142,070
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		400,000	420,000
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		60,000	59,550
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		60,000	63,825
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		465,000	458,816
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		630,000	613,463
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		300,000	317,064
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		460,000	472,650
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21		310,000	315,038
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	293,525
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	875,259
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.15%, 6/15/21		750,000	770,428
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		136,000	140,768
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		245,000	257,235
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27		385,000	397,139
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		335,000	394,542
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		405,000	416,428

			26,149,906
Technology (0.9%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21		494,000	508,239
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		305,000	326,767
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		655,000	864,258
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		150,000	165,742
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		275,000	296,154
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21		396,000	404,633
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23		1,185,000	1,197,484
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		262,000	345,434
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	389,296
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		330,000	332,063
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	68,153
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		115,000	119,025
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		589,000	636,483
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		705,000	746,064
Broadcom, Inc. 144A company guaranty sr. unsec. sub. notes 4.15%, 11/15/30		435,000	472,707
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39		180,000	268,228
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		300,000	331,931
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21		528,000	534,443
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	107,625
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		70,000	70,700
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		75,000	86,190
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,398,000	1,602,772
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		170,000	176,109
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		140,000	186,730
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		115,000	121,217
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		439,000	514,390
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		60,000	66,480
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		218,000	257,334
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		180,000	202,342
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		510,000	598,437
Google, LLC sr. unsec. notes 3.375%, 2/25/24		335,000	368,327
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		390,000	400,789
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		78,000	78,390
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		667,000	719,533
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		120,000	120,764
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		60,000	62,580
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	1,015,052
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		799,000	994,983
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		204,000	210,510
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,650,000	1,672,588
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		767,000	793,062
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		735,000	857,501
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		550,000	594,924
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		676,000	706,292
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21		560,000	569,570
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		570,000	496,613
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		175,000	182,000
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		1,036,000	1,209,381
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		130,000	132,275
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		160,000	163,200
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		95,000	97,375
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		585,000	592,313
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		370,000	366,996
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		125,000	132,654
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		125,000	129,181

			24,664,283
Transportation (—%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	293,514
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		36,000	37,477
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	119,199
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		210,000	222,373
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		515,000	527,659

			1,200,222
Utilities and power (0.5%)
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		435,000	445,875
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		379,000	393,213
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		75,000	77,236
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	599,740
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		465,000	575,923
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		105,000	91,119
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		60,000	56,538
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		90,000	84,150
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		145,000	146,408
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		340,000	331,500
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		30,000	35,679
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	153,616
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		350,000	426,992
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	492,781
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		385,000	444,917
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		230,000	247,465
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		355,000	403,734
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	238,921
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		151,000	157,257
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		755,000	828,506
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		649,000	838,643
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		180,000	192,438
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		191,000	226,322
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		270,000	272,266
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		155,000	163,117
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		625,000	654,637
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		157,000	219,432
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		185,000	195,175
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		55,000	57,406
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		100,000	105,500
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		828,000	869,032
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		600,000	633,367
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		100,000	105,000
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		205,000	212,145
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	62,544
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	485,048
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		365,000	357,090
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26 (In default)(NON)		215,000	231,663
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		230,000	227,620
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		170,000	179,961
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	15,882
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	106,146
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		90,000	135
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		135,000	140,738
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		150,000	151,688
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		387,000	406,874
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		392,000	404,574
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		135,000	138,557
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		295,000	301,030

			14,185,600

Total corporate bonds and notes (cost $263,619,909)			$273,944,882

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$849,069	$942,537
5.00%, 5/20/49	30,542	34,342
4.70%, with due dates from 5/20/67 to 8/20/67	200,305	229,094
4.621%, 6/20/67	97,521	111,071
4.51%, 3/20/67	102,437	116,047
4.50%, 5/20/49	90,430	99,169
3.50%, TBA, 7/1/50	37,000,000	39,043,673

		40,575,933
U.S. Government Agency Mortgage Obligations (6.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	352,827	386,550
3.00%, with due dates from 2/1/47 to 1/1/48	15,181,766	16,000,311
Federal National Mortgage Association Pass-Through Certificates
4.50%, with due dates from 2/1/39 to 4/1/39	43,340	48,691
4.00%, 1/1/57	854,854	944,309
4.00%, with due dates from 6/1/48 to 5/1/49	18,627,168	19,746,980
3.50%, 6/1/56	2,038,429	2,236,319
3.00%, with due dates from 4/1/46 to 11/1/48	16,671,735	17,676,750
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/50	5,000,000	5,570,307
4.00%, TBA, 7/1/50	20,000,000	21,195,312
3.00%, TBA, 8/1/50	4,000,000	4,205,000
3.00%, TBA, 7/1/50	6,000,000	6,319,453
3.00%, TBA, 7/1/35	16,000,000	16,813,750
2.50%, TBA, 8/1/50	9,000,000	9,365,977
2.50%, TBA, 7/1/50	37,000,000	38,578,279

		159,087,988

Total U.S. government and agency mortgage obligations (cost $196,641,230)		$199,663,921

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.875%, 8/15/45(i)	$178,000	$236,437
U.S. Treasury Inflation Index Notes 0.25%, 7/15/29(i)	218,606	240,207
U.S. Treasury Notes
2.375%, 5/15/29(i)	9,000	10,414
2.00%, 7/31/22(i)	207,000	216,630
1.50%, 9/30/24(i)	455,000	480,830

Total U.S. treasury obligations (cost $1,184,518)		$1,184,518

MORTGAGE-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.119%, 11/15/35	$43,310	$77,486
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.665%, 12/15/36	24,112	38,943
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.306%, 3/15/35	36,112	50,073
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.473%, 6/15/34	26,145	31,978
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.765%, 3/15/41	830,722	167,150
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,512	1,375
REMICs Ser. 1208, Class F, PO, zero %, 2/15/22	22	21
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 38.793%, 7/25/36	11,527	22,501
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 23.89%, 3/25/36	21,085	37,897
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.524%, 6/25/37	34,077	60,637
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.697%, 8/25/35	23,193	32,809
REMICs FRB Ser. 01-50, Class B1, IO, 0.386%, 10/25/41(WAC)	333,742	1,435
Trust FRB Ser. 02-W8, Class 1, IO, 0.302%, 6/25/42(WAC)	274,126	2,220
REMICs Ser. 01-79, Class BI, IO, 0.268%, 3/25/45(WAC)	158,493	507
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	9,972	8,277
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 6/20/43	1,045,212	206,731
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,195,624	219,333
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	364,609	66,541
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	58,813	5,004
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	76,862	12,298
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,182,684	186,358
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,073,855	48,323
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,353,453	44,935
Ser. 15-H25, Class BI, IO, 2.763%, 10/20/65(WAC)	4,347,913	399,138
Ser. 15-H26, Class EI, IO, 1.694%, 10/20/65(WAC)	2,294,810	191,846
Ser. 15-H24, Class BI, IO, 1.585%, 8/20/65(WAC)	4,614,609	183,638

		2,097,454
Commercial mortgage-backed securities (1.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.485%, 1/15/49(WAC)	46,665	43
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39(WAC)	234,439	164,108
FRB Ser. 06-PW11, Class C, 5.802%, 3/11/39 (In default)(NON)(WAC)	127,993	3,840
FRB Ser. 06-PW14, Class X1, IO, 0.496%, 12/11/38(WAC)	161,321	1,662
CD Commercial Mortgage Trust Ser. 17-CD3, Class A4, 3.631%, 2/10/50	256,000	285,532
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.514%, 12/11/49(WAC)	1,653	60
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.292%, 4/15/44(WAC)	369,000	358,573
FRB Ser. 11-C2, Class D, 5.93%, 12/15/47(WAC)	154,000	150,920
FRB Ser. 11-C2, Class E, 5.93%, 12/15/47(WAC)	562,000	514,015
Citigroup Commercial Mortgage Trust
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	274,000	290,863
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	431,000	438,891
FRB Ser. 14-GC21, Class XA, IO, 1.338%, 5/10/47(WAC)	3,556,378	132,140
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.261%, 3/10/47(WAC)	158,000	134,330
FRB Ser. 12-GC8, Class XA, IO, 1.925%, 9/10/45(WAC)	4,294,212	120,423
FRB Ser. 06-C5, Class XC, IO, 0.72%, 10/15/49(WAC)	2,635,018	36
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.945%, 5/10/47(WAC)	300,000	275,185
FRB Ser. 14-CR18, Class C, 4.882%, 7/15/47(WAC)	354,000	308,469
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	408,000	445,436
Ser. 15-LC19, Class A4, 3.183%, 2/10/48	248,000	264,641
FRB Ser. 14-CR17, Class XA, IO, 1.133%, 5/10/47(WAC)	6,221,901	192,611
FRB Ser. 13-CR11, Class XA, IO, 1.091%, 8/10/50(WAC)	7,308,877	187,692
FRB Ser. 14-UBS6, Class XA, IO, 1.038%, 12/10/47(WAC)	6,030,003	190,554
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 6.05%, 7/10/46(WAC)	781,000	743,838
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.652%, 2/15/40(WAC)	2,833,084	4,266
FRB Ser. 07-C2, Class AX, IO, 0.044%, 1/15/49(WAC)	1,195,911	—
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.386%, 5/15/38(WAC)	31,022	1,551
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.912%, 4/15/50(WAC)	645,000	445,050
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44(WAC)	1,505,000	1,491,187
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class XAM, IO, 1.384%, 1/25/30(WAC)	2,265,000	269,462
Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 1.006%, 9/25/29(WAC)	5,206,259	363,727
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.51%, 12/25/28(WAC)	11,548,515	330,232
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.261%, 12/10/49(WAC)	2,999,863	1,482
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.642%, 2/10/46(WAC)	4,405,388	136,419
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47(WAC)	652,000	592,217
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	353,000	377,851
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	353,000	378,381
FRB Ser. 14-GC22, Class XA, IO, 1.139%, 6/10/47(WAC)	7,851,259	191,571
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.133%, 8/10/43(WAC)	346,000	242,200
FRB Ser. 11-GC3, Class C, 5.824%, 3/10/44(WAC)	406,000	400,417
FRB Ser. 11-GC3, Class D, 5.824%, 3/10/44(WAC)	724,000	703,218
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	179,000	183,044
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	247,000	255,012
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.833%, 4/15/47(WAC)	533,000	501,600
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47(WAC)	653,000	559,155
Ser. 15-C29, Class B, 4.118%, 5/15/48(WAC)	509,000	511,873
FRB Ser. 13-C17, Class XA, IO, 0.917%, 1/15/47(WAC)	3,375,114	72,748
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	286,000	304,993
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	297,000	215,256
FRB Ser. 13-LC11, Class XA, IO, 1.392%, 4/15/46(WAC)	11,794,985	335,776
FRB Ser. 06-CB17, Class X, IO, 0.856%, 12/12/43(WAC)	315,337	3,005
FRB Ser. 06-LDP8, Class X, IO, 0.289%, 5/15/45(WAC)	1,104,424	9
FRB Ser. 07-LDPX, Class X, IO, 0.127%, 1/15/49(WAC)	569,825	6
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.822%, 11/15/43(WAC)	263,000	247,643
FRB Ser. 12-C6, Class E, 5.324%, 5/15/45(WAC)	943,000	462,070
FRB Ser. 12-C8, Class D, 4.826%, 10/15/45(WAC)	458,000	437,043
FRB Ser. 12-LC9, Class D, 4.565%, 12/15/47(WAC)	165,000	150,135
FRB Ser. 05-CB12, Class X1, IO, 0.32%, 9/12/37(WAC)	4,275	28
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.359%, 2/15/40(WAC)	19,281	1
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.771%, 9/15/39(WAC)	1,952,484	10,723
FRB Ser. 05-C7, Class XCL, IO, 0.499%, 11/15/40(WAC)	75,872	7
FRB Ser. 05-C5, Class XCL, IO, 0.08%, 9/15/40(WAC)	91,813	—
LSTAR Commercial Mortgage Trust 144A
Ser. 17-5, Class AS, 4.021%, 3/10/50	230,000	248,339
FRB Ser. 15-3, Class B, 3.36%, 4/20/48(WAC)	1,044,000	1,096,534
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45(WAC)	9,700	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.111%, 2/15/47(WAC)	290,000	279,666
FRB Ser. 14-C17, Class C, 4.657%, 8/15/47(WAC)	708,000	642,565
Ser. 14-C15, Class A4, 4.051%, 4/15/47	279,000	303,401
FRB Ser. 14-C17, Class XA, IO, 1.265%, 8/15/47(WAC)	4,095,411	130,943
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.76%, 11/15/45(WAC)	450,000	401,388
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	80,934	16,187
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.419%, 7/15/49(WAC)	231,000	229,471
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.885%, 10/15/49	418,937	359,146
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.203%, 12/15/50(WAC)	4,142,176	232,589
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.755%, 5/10/45(WAC)	334,000	301,675
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.759%, 12/10/45(WAC)	4,857,062	137,080
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.459%, 11/15/48(WAC)	853,839	26
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.411%, 7/15/46(WAC)	319,000	326,635
FRB Ser. 13-LC12, Class C, 4.411%, 7/15/46(WAC)	408,000	353,794
Ser. 17-C39, Class A5, 3.418%, 9/15/50	320,000	357,373
FRB Ser. 14-LC16, Class XA, IO, 1.265%, 8/15/50(WAC)	9,987,576	341,780
FRB Ser. 16-LC25, Class XA, IO, 1.123%, 12/15/59(WAC)	3,977,663	168,101
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.411%, 7/15/46(WAC)	655,000	475,939
WF-RBS Commercial Mortgage Trust
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	315,000	332,968
Ser. 13-UBS1, Class A4, 4.079%, 3/15/46(WAC)	342,000	370,988
Ser. 13-C12, Class AS, 3.56%, 3/15/48	239,000	240,838
Ser. 13-C11, Class AS, 3.311%, 3/15/45	460,000	475,540
FRB Ser. 14-C24, Class XA, IO, 0.981%, 11/15/47(WAC)	9,042,624	235,185
FRB Ser. 14-C22, Class XA, IO, 0.956%, 9/15/57(WAC)	21,312,048	576,043
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.852%, 3/15/44(WAC)	819,000	420,587
FRB Ser. 11-C2, Class D, 5.85%, 2/15/44(WAC)	1,017,000	996,902
FRB Ser. 11-C5, Class D, 5.845%, 11/15/44(WAC)	353,000	343,413
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46(WAC)	437,000	292,279
FRB Ser. 12-C9, Class XA, IO, 2.048%, 11/15/45(WAC)	3,724,568	125,080
FRB Ser. 12-C10, Class XA, IO, 1.679%, 12/15/45(WAC)	3,680,786	110,494
FRB Ser. 12-C9, Class XB, IO, 0.875%, 11/15/45(WAC)	10,038,000	148,562

		26,454,731
Residential mortgage-backed securities (non-agency) (0.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.375%, 5/25/47	480,399	243,538
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	179,492	180,750
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	226,189	228,998
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.865%, 4/20/35	505,392	488,273
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.685%, 10/25/29 (Bermuda)	251,000	225,222
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 1.535%, 8/25/28 (Bermuda)	228,507	224,758
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.266%, 5/25/35(WAC)	339,019	339,944
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	176,002	176,284
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.444%, 6/25/46	790,714	693,154
FRB Ser. 05-27, Class 1A1, 2.161%, 8/25/35(WAC)	137,998	112,381
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 0.535%, 8/25/36	220,223	102,390
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.52%, 11/20/35	480,375	437,224
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.375%, 8/25/46	1,040,299	959,086
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.37%, 2/20/47	364,208	267,480
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	287,000	287,718
Eagle Re, Ltd 144a FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.885%, 11/25/28 (Bermuda)	227,125	218,712
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.535%, 9/25/28	237,592	249,225
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.718%, 7/25/28	275,224	287,272
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.335%, 11/25/28	403,885	422,229
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.985%, 5/25/28	243,425	251,850
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.935%, 10/25/24	156,895	160,687
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.885%, 4/25/28	540,000	562,305
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.835%, 10/25/28	2,127,696	2,186,419
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.935%, 9/25/24	250,000	255,231
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.435%, 7/25/29	250,000	251,898
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 3.035%, 4/25/28	194,768	193,393
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 2.135%, 5/25/25	73,250	73,885
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.385%, 10/25/29	185,727	185,889
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 3.735%, 1/25/50	217,000	204,288
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.835%, 1/25/49	123,250	121,287
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.635%, 3/25/49	12,586	12,318
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.518%, 2/25/49	94,110	92,648
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.485%, 10/25/48	64,400	62,579
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.135%, 8/25/28	393,151	414,790
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.935%, 8/25/28	1,049,522	1,095,111
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.185%, 9/25/28	1,183,884	1,227,523
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.085%, 10/25/28	443,792	461,394
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.885%, 4/25/28	801,354	842,169
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.735%, 4/25/28	990,798	1,038,584
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.185%, 7/25/25	322,815	329,761
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.085%, 11/25/24	203,270	210,638
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.535%, 5/25/29	53,061	54,882
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.485%, 2/25/25	112,564	113,180
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.435%, 1/25/29	840,895	870,032
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/25	100,754	103,050
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/25	54,404	55,773
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.735%, 7/25/29	333,426	339,036
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.085%, 7/25/24	221,414	208,087
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.435%, 7/25/29	190,000	182,768
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 2.485%, 8/25/31	82,490	81,207
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.335%, 11/25/39	93,985	86,225
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.235%, 1/25/40	1,016,000	961,588
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.785%, 10/25/28 (Bermuda)	100,914	100,635
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	376,757	372,989
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	374,599	368,980
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.985%, 2/25/34	508,246	485,026
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.738%, 2/25/35(WAC)	156,902	160,025
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 1.01%, 8/25/34	107,448	104,225
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.994%, 8/26/47(WAC)	160,000	153,659
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 1.31%, 10/25/33	183,770	183,629
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	297,464	299,811
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.235%, 10/25/34	410,000	385,493
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	189,000	188,988
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 1.035%, 5/25/47	710,730	523,955
Towd Point Mortgage Trust 144A Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	100,000	102,100
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.861%, 10/25/35(WAC)	517,781	506,913
FRB Ser. 07-HY2, Class 1A1, 3.515%, 12/25/36(WAC)	260,207	247,976
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.145%, 7/25/45	213,096	196,559
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.088%, 10/25/44	346,718	313,641
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 0.585%, 8/25/45	312,177	282,645

		24,412,362

Total mortgage-backed securities (cost $56,944,831)		$52,964,547

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Chile (Republic of) sr. unsec. bonds 2.45%, 1/31/31 (Chile)	$520,000	$538,684
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	454,000	477,084
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	300,000	276,300
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)	306,000	343,103
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	387,000	404,899
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	730,000	733,650
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	925,000	1,041,781
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	200,000	225,250
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	690,000	765,883
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	285,000	296,042
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	785,000	782,056
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	350,000	350,000
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	540,000	683,813
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	320,000	370,655
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,051,000	1,238,561
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	460,000	502,555
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)	110,000	173,525
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)	678,000	705,120
Saudi Arabia (Kingdom of) 144A sr. unsec. bonds 3.25%, 10/22/30 (Saudi Arabia)	1,350,000	1,447,227
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	900,000	915,750
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	360,000	352,348
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)	200,000	198,200
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	240,000	363,602
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	460,000	27,600
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	745,000	44,700

Total foreign government and agency bonds and notes (cost $13,050,033)		$13,258,388

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.035%, 11/25/51	$209,333	$209,072
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.985%, 6/25/52	1,275,000	1,262,250
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.135%, 10/22/20	1,065,000	1,065,000
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.01%, 3/26/21	1,277,000	1,277,000
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 0.83%), 0.998%, 9/7/21	606,000	606,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.935%, 10/24/20	1,194,000	1,194,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.885%, 9/24/20	1,250,000	1,250,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.818%, 6/25/51	577,000	577,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	570,000	570,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.768%, 1/25/46	714,322	703,528

Total asset-backed securities (cost $8,734,781)		$8,713,850

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.452%, 6/21/24	$426,800	$389,455
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.561%, 4/3/24	163,316	145,923
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	85,000	29,325
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	85,729	84,657
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	122,332	117,561
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.70%, 11/6/24	485,854	458,524
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 6.267%, 10/25/23 (In default)(NON)	152,878	38,793
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.429%, 6/30/25	337,784	314,350
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.678%, 4/30/26	198,500	188,740
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	53,345	50,464
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	170,000	91,800
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	116,229	96,412
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	150,000	129,125
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.363%, 6/26/25	283,213	269,997
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	105,000	104,843
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	335,289	305,113
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	678,300	637,037
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	124,688	117,869

Total senior loans (cost $4,011,989)		$3,569,988

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
2020 Cash Exchange Trust 144A 5.25% cv. pfd.(NON)	2,682	$2,738,322
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,720	150,662

Total preferred stocks (cost $2,952,441)		$2,888,984

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.(NON)	1,622	$1,741,428
Stanley Black & Decker, Inc. $5.25 cv. pfd.	3,213	285,977

Total convertible preferred stocks (cost $1,879,751)		$2,027,405

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	21,340,995	EUR	18,995,100	$177,685
EUR/USD (Call)	Sep-20/1.17	20,371,190	EUR	18,131,900	55,552
USD/JPY (Put)	Nov-20/JPY 105.00	15,198,500		$15,198,500	162,746
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.17	20,371,190	EUR	18,131,900	55,552
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	32,654,865	EUR	29,065,300	129,934
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	15,933,029	AUD	23,088,000	64
EUR/USD (Call)	Nov-20/1.16	21,340,995	EUR	18,995,100	177,685
USD/JPY (Put)	Nov-20/JPY 105.00	15,198,500		$15,198,500	162,746
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.90	15,427,565	EUR	13,731,700	202,687

Total purchased options outstanding (cost $1,586,972)					$1,124,651

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$205,000	$188,316
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	71,000	10,835

Total convertible bonds and notes (cost $252,414)		$199,151

SHORT-TERM INVESTMENTS (15.1%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.27%(AFF)	Shares	25,904,691	$25,904,691
Putnam Short Term Investment Fund 0.41%(AFF)	Shares	286,331,120	286,331,120
Federal Home Loan Banks unsec. discount notes commercial paper 0.145%, 8/3/20		$7,000,000	6,999,038
Liberty Street Funding, LLC asset backed commercial paper 1.153%, 7/15/20		12,500,000	12,499,217
Matchpoint Finance PLC asset backed commercial paper 0.210%, 8/4/20		13,750,000	13,747,557
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(P)	Shares	1,411,000	1,411,000
U.S. Treasury Bills 0.310%, 7/23/20(SEG)(SEGSF)(SEGCCS)		$3,696,000	3,695,725
U.S. Treasury Bills 0.234%, 7/14/20(SEG)(SEGCCS)		8,479,000	8,478,663
U.S. Treasury Bills 0.135%, 9/8/20(SEG)(SEGSF)(SEGCCS)		7,022,000	7,020,250
U.S. Treasury Bills 0.115%, 8/11/20		218,002	217,969
U.S. Treasury Bills 0.099%, 8/25/20(SEGCCS)		323,001	322,931
U.S. Treasury Bills 0.081%, 7/21/20(SEG)(SEGCCS)		2,318,001	2,317,817
U.S. Treasury Bills 0.015%, 9/3/20(SEG)(SEGSF)(SEGCCS)		3,170,000	3,169,197
U.S. Treasury Bills 0.013%, 9/10/20(SEG)(SEGSF)(SEGCCS)		2,264,001	2,263,397
U.S. Treasury Bills 0.011%, 8/6/20(SEG)(SEGCCS)		1,524,001	1,523,816
U.S. Treasury Bills zero%, 8/20/20(SEG)(SEGCCS)		1,845,001	1,844,666
U.S. Treasury Bills zero%, 8/13/20(SEG)(SEGSF)(SEGCCS)		7,402,000	7,400,806
Victory Receivables Corp. asset backed commercial paper 1.203%, 7/9/20		12,500,000	12,499,649

Total short-term investments (cost $397,641,795)			$397,647,509
TOTAL INVESTMENTS

Total investments (cost $2,466,381,109)			$2,784,379,031

	FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $276,777,494) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/15/20	$999,204	$922,971	$76,233
		Canadian Dollar	Sell	7/15/20	4,873,046	4,669,277	(203,769)
		Euro	Buy	9/16/20	11,148,565	11,120,443	28,122
		Hong Kong Dollar	Sell	8/19/20	1,344,772	1,343,424	(1,348)
		Japanese Yen	Sell	8/19/20	1,024,394	1,030,018	5,624
		New Taiwan Dollar	Buy	8/19/20	164,553	176,822	(12,269)
		New Zealand Dollar	Buy	7/15/20	1,462,974	1,359,010	103,964
		Norwegian Krone	Sell	9/16/20	659,285	658,018	(1,267)
	Barclays Bank PLC
		British Pound	Buy	9/16/20	71,280	72,422	(1,142)
		Euro	Sell	9/16/20	7,401,166	7,385,787	(15,379)
		Hong Kong Dollar	Sell	8/19/20	86,941	86,865	(76)
		Indonesian Rupiah	Sell	8/19/20	52,360	217,013	164,653
		Japanese Yen	Buy	8/19/20	3,647,816	3,668,790	(20,974)
		New Zealand Dollar	Buy	7/15/20	2,270,610	2,109,514	161,096
		Norwegian Krone	Buy	9/16/20	5,255,720	5,406,044	(150,324)
		Polish Zloty	Sell	9/16/20	32,007	27,735	(4,272)
		Swedish Krona	Sell	9/16/20	2,667,938	2,656,491	(11,447)
	Citibank, N.A.
		British Pound	Sell	9/16/20	5,036,817	5,108,491	71,674
		Canadian Dollar	Buy	7/15/20	644,691	624,498	20,193
		Danish Krone	Sell	9/16/20	1,521,661	1,513,931	(7,730)
		Euro	Sell	9/16/20	16,318	16,281	(37)
		Hong Kong Dollar	Sell	8/19/20	757,495	756,743	(752)
		Japanese Yen	Buy	8/19/20	8,284,852	8,318,726	(33,874)
		New Zealand Dollar	Sell	7/15/20	2,244,861	2,084,899	(159,962)
		Norwegian Krone	Sell	9/16/20	659,285	658,300	(985)
		Swedish Krona	Sell	9/16/20	993,911	988,291	(5,620)
	Credit Suisse International
		Australian Dollar	Buy	7/15/20	1,280,234	1,137,208	143,026
		Australian Dollar	Sell	7/15/20	1,298,937	1,128,343	(170,594)
		British Pound	Sell	9/16/20	671,394	682,124	10,730
		Canadian Dollar	Sell	7/15/20	1,178,447	1,133,984	(44,463)
		Euro	Sell	9/16/20	1,687,618	1,683,226	(4,392)
		New Zealand Dollar	Sell	7/15/20	137,262	125,477	(11,785)
	Goldman Sachs International
		Australian Dollar	Buy	7/15/20	327,478	325,498	1,980
		British Pound	Buy	9/16/20	1,212,996	1,232,294	(19,298)
		Canadian Dollar	Buy	7/15/20	3,024,052	2,931,624	92,428
		Euro	Sell	9/16/20	1,228,801	1,225,318	(3,483)
		Hong Kong Dollar	Buy	8/19/20	674,540	673,962	578
		Japanese Yen	Sell	8/19/20	4,136,853	4,156,835	19,982
		New Zealand Dollar	Sell	7/15/20	2,022,156	1,876,140	(146,016)
		Norwegian Krone	Buy	9/16/20	1,239,662	1,259,023	(19,361)
		Russian Ruble	Sell	9/16/20	23,207	104,651	81,444
		Swedish Krona	Buy	9/16/20	7,299,980	7,294,122	5,858
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/15/20	4,563,086	4,287,715	275,371
		British Pound	Sell	9/16/20	3,302,424	3,354,908	52,484
		Canadian Dollar	Buy	7/15/20	2,271,446	2,224,514	46,932
		Chinese Yuan (offshore)	Sell	8/19/20	6,383,193	6,345,717	(37,476)
		Euro	Buy	9/16/20	1,768,758	1,768,713	45
		Hong Kong Dollar	Sell	8/19/20	7,969,659	7,961,211	(8,448)
		Indian Rupee	Sell	8/19/20	107,467	118,626	11,159
		Japanese Yen	Buy	8/19/20	1,908,806	1,916,535	(7,729)
		New Zealand Dollar	Sell	7/15/20	1,105,458	1,007,516	(97,942)
		Norwegian Krone	Sell	9/16/20	1,318,549	1,316,736	(1,813)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/15/20	719,623	730,468	(10,845)
		British Pound	Buy	9/16/20	9,945,453	10,122,487	(177,034)
		Canadian Dollar	Sell	7/15/20	1,798,240	1,756,382	(41,858)
		Euro	Sell	9/16/20	4,600,661	4,588,054	(12,607)
		Japanese Yen	Sell	8/19/20	315,039	316,328	1,289
		New Zealand Dollar	Sell	7/15/20	307,954	286,172	(21,782)
		Norwegian Krone	Sell	9/16/20	597,046	602,918	5,872
		Singapore Dollar	Buy	8/19/20	2,606,703	2,661,001	(54,298)
		South Korean Won	Sell	8/19/20	357,611	351,650	(5,961)
		Swedish Krona	Buy	9/16/20	4,074,660	4,138,688	(64,028)
		Swiss Franc	Buy	9/16/20	4,487,773	4,434,387	53,386
	NatWest Markets PLC
		Australian Dollar	Buy	7/15/20	8,870,402	8,352,315	518,087
		British Pound	Buy	9/16/20	563,296	572,354	(9,058)
		Canadian Dollar	Sell	7/15/20	6,522,489	6,633,105	110,616
		Euro	Sell	9/16/20	1,420,115	1,416,603	(3,512)
		Hong Kong Dollar	Sell	8/19/20	735,218	734,505	(713)
		New Zealand Dollar	Buy	7/15/20	1,086,808	1,016,107	70,701
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/15/20	899,615	1,140,645	(241,030)
		British Pound	Sell	9/16/20	5,888,579	5,966,412	77,833
		Canadian Dollar	Sell	7/15/20	14,088,256	13,724,525	(363,731)
		Euro	Sell	9/16/20	8,954,977	8,910,897	(44,080)
		Hong Kong Dollar	Sell	8/19/20	12,332,378	12,320,349	(12,029)
		Japanese Yen	Sell	8/19/20	4,226,283	4,236,003	9,720
		New Zealand Dollar	Buy	7/15/20	5,068,394	4,754,255	314,139
		Norwegian Krone	Sell	9/16/20	658,215	664,502	6,287
		Swedish Krona	Buy	9/16/20	860,725	867,084	(6,359)
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/15/20	1,956,653	1,811,509	145,144
		British Pound	Buy	9/16/20	209,253	212,577	(3,324)
		Canadian Dollar	Sell	7/15/20	4,789,808	4,693,031	(96,777)
		Euro	Sell	9/16/20	2,528,276	2,521,022	(7,254)
		New Zealand Dollar	Sell	7/15/20	35,881	75,368	39,487
	UBS AG
		Australian Dollar	Sell	7/15/20	3,241,995	2,954,109	(287,886)
		British Pound	Sell	9/16/20	2,422,025	2,461,378	39,353
		Canadian Dollar	Buy	7/15/20	125,152	151,133	(25,981)
		Euro	Buy	9/16/20	2,784,637	2,806,344	(21,707)
		Hong Kong Dollar	Sell	8/19/20	1,497,048	1,495,541	(1,507)
		Japanese Yen	Buy	8/19/20	4,499,663	4,531,471	(31,808)
		New Zealand Dollar	Buy	7/15/20	8,046,420	7,639,303	407,117
		Norwegian Krone	Sell	9/16/20	2,637,452	2,609,601	(27,851)
		Swedish Krona	Buy	9/16/20	2,661,632	2,649,740	11,892
	WestPac Banking Corp.
		Australian Dollar	Buy	7/15/20	1,799,367	1,593,102	206,265
		British Pound	Sell	9/16/20	659,865	669,331	9,466
		Canadian Dollar	Sell	7/15/20	1,066,333	1,055,598	(10,735)
		Euro	Sell	9/16/20	156,540	152,120	(4,420)
		Japanese Yen	Buy	8/19/20	14,130,990	14,289,101	(158,111)
		New Zealand Dollar	Buy	7/15/20	925,991	855,095	70,896

	Unrealized appreciation						3,471,126

	Unrealized (depreciation)						(2,950,313)

	Total						$520,813
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	144	$12,820,147	$12,804,480	Sep-20	$(60,090)
Russell 2000 Index E-Mini (Long)	1,643	118,408,135	118,098,840	Sep-20	6,887,553
S&P 500 Index E-Mini (Long)	806	124,941,687	124,535,060	Sep-20	3,424,226
S&P 500 Index E-Mini (Short)	449	69,601,511	69,374,990	Sep-20	(1,839,717)
S&P Mid Cap 400 Index E-Mini (Long)	322	57,419,362	57,287,020	Sep-20	2,027,227
U.S. Treasury Bond 30 yr (Long)	60	10,713,750	10,713,751	Sep-20	(3,096)
U.S. Treasury Bond Ultra 30 yr (Long)	128	27,924,000	27,924,000	Sep-20	(171,413)
U.S. Treasury Bond Ultra 30 yr (Short)	6	1,308,938	1,308,938	Sep-20	12,096
U.S. Treasury Note 2 yr (Long)	234	51,673,781	51,673,781	Sep-20	10,982
U.S. Treasury Note 2 yr (Short)	321	70,885,828	70,885,828	Sep-20	(10,121)
U.S. Treasury Note 5 yr (Long)	420	52,811,719	52,811,719	Sep-20	130,516
U.S. Treasury Note 5 yr (Short)	34	4,275,234	4,275,234	Sep-20	(9,373)
U.S. Treasury Note 10 yr (Long)	182	25,329,281	25,329,281	Sep-20	52,872
U.S. Treasury Note Ultra 10 yr (Long)	6	944,906	944,906	Sep-20	2,330
U.S. Treasury Note Ultra 10 yr (Short)	448	70,553,000	70,553,000	Sep-20	(151,977)

Unrealized appreciation					12,547,802

Unrealized (depreciation)					(2,245,787)

Total					$10,302,015

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $520,190) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Sep-20/$1.19	$20,371,190	EUR	18,131,900	$21,390
EUR/USD (Call)	Nov-20/1.20	21,340,995	EUR	18,995,100	63,831
USD/JPY (Put)	Nov-20/JPY 100.00	15,198,500		$15,198,500	64,685
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.19	20,371,190	EUR	18,131,900	21,390
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	32,654,865	EUR	29,065,300	70,567
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	21,340,995	EUR	18,995,100	63,831
USD/JPY (Put)	Nov-20/JPY 100.00	15,198,500		$15,198,500	64,685
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.94	15,427,565	EUR	13,731,700	21,521

Total					$391,900

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20 (proceeds receivable $25,112,578) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 7/1/50	$3,000,000	7/14/20	$3,155,156
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50	12,000,000	7/14/20	12,638,907
Uniform Mortgage-Backed Securities, 2.50%, 7/1/50	9,000,000	7/14/20	9,383,906

Total			$25,177,969

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$12,885,000	$45,226	$(20,987)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	$24,745
	7,302,000	118,847	(71,629)	6/17/25	3 month USD-LIBOR-BBA — Quarterly	0.65% — Semiannually	48,214
	48,942,000	796,580	439,326	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(363,934)
	1,363,000	6,638	9,948	6/17/50	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,268
	7,138,000	34,762	84,843	6/17/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	51,750
	17,441,000	372,086	(259,832)	6/17/30	3 month USD-LIBOR-BBA — Quarterly	0.85% — Semiannually	115,990
	16,967,000	361,974	236,409	6/17/30	0.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(129,200)
	2,046,000	36,280	(70)	5/7/50	0.8535% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,072
	26,622,000	15,734	(100)	6/2/22	0.257% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,968)
	4,790,000	124,114	(64)	6/10/30	0.8963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(125,816)

Total			$417,844				$(340,879)

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$86,269	$85,890	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$(202)
	552,894	551,517	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(139)
	164,564	164,153	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(41)
	20,087	20,141	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(106)
	198,365	199,332	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,506)
	4,654	4,601	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	9
	67,043	67,975	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,894
	4,058	4,071	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	69
	18,125	17,974	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(131)
	250	249	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2
	Citibank, N.A.
	83,666,618	81,437,458	—	6/10/21	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(2,196,053)
	81,375,420	79,076,321	—	6/10/21	3 month USD-LIBOR-BBA minus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	2,308,048
	212,490	211,961	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(53)
	Credit Suisse International
	10,018	9,878	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	9
	Goldman Sachs International
	1,611,116	1,492,195	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSCBPAND) of common stocks — Monthly*	(119,261)
	32,120,743	32,298,590	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	176,905
	162,589,370	160,334,741	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(2,240,371)
	162,933,517	158,996,344	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	3,642,301
	11,382	11,438	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(86)
	13,669	13,736	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(104)
	258,020	259,278	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,959)
	44,160	43,559	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	19
	10,048	10,079	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	172
	10,048	10,079	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	172
	8,730	8,724	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	108
	1,660	1,649	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	11
	JPMorgan Securities LLC
	24,153	24,229	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(413)
	67,043	67,975	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,894)

	Upfront premium received		—	Unrealized appreciation			6,129,719

	Upfront premium (paid)		—	Unrealized (depreciation)			(4,562,319)

		Total	$—			Total	$1,567,400
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Amazon.com, Inc.	Consumer cyclicals	1,679	$4,630,739	5.69%
Apple, Inc.	Technology	9,924	3,620,210	4.45%
Microsoft Corp.	Technology	15,513	3,157,013	3.88%
Alphabet, Inc. Class A	Technology	1,968	2,791,247	3.43%
Adobe, Inc.	Technology	4,543	1,977,525	2.43%
Verizon Communications, Inc.	Communication services	33,571	1,850,779	2.27%
JPMorgan Chase & Co.	Financials	17,215	1,619,285	1.99%
Texas Instruments, Inc.	Technology	12,202	1,549,329	1.90%
Intuit, Inc.	Technology	5,031	1,490,210	1.83%
Medtronic PLC	Health care	15,879	1,456,124	1.79%
Fidelity National Information Services, Inc.	Technology	10,643	1,427,104	1.75%
Mondelez International, Inc. Class A	Consumer staples	27,428	1,402,399	1.72%
Lockheed Martin Corp.	Capital goods	3,786	1,381,680	1.70%
Honeywell International, Inc.	Capital goods	9,523	1,376,880	1.69%
Goldman Sachs Group, Inc. (The)	Financials	6,679	1,319,966	1.62%
Veeva Systems, Inc. Class A	Technology	5,260	1,233,023	1.51%
eBay, Inc.	Technology	23,267	1,220,336	1.50%
Clorox Co. (The)	Consumer cyclicals	5,280	1,158,230	1.42%
Johnson & Johnson	Health care	7,868	1,106,511	1.36%
Intercontinental Exchange, Inc.	Financials	12,027	1,101,705	1.35%
Allstate Corp. (The)	Financials	11,100	1,076,611	1.32%
Waste Management, Inc.	Capital goods	10,042	1,063,565	1.31%
Kinder Morgan, Inc.	Utilities and power	66,654	1,011,148	1.24%
Cisco Systems, Inc.	Technology	21,115	984,808	1.21%
Starbucks Corp.	Consumer staples	13,069	961,746	1.18%
DTE Energy Co.	Utilities and power	8,856	952,003	1.17%
Exelon Corp.	Utilities and power	26,129	948,210	1.16%
U.S. Bancorp	Financials	25,714	946,795	1.16%
Take-Two Interactive Software, Inc.	Technology	6,708	936,289	1.15%
Cognizant Technology Solutions Corp. Class A	Technology	16,475	936,120	1.15%
NVIDIA Corp.	Technology	2,450	930,750	1.14%
Baxter International, Inc.	Health care	10,630	915,225	1.12%
Synopsys, Inc.	Technology	4,508	879,010	1.08%
Leidos Holdings, Inc.	Technology	9,105	852,903	1.05%
Garmin, Ltd.	Technology	8,657	844,033	1.04%
Charter Communications, Inc. Class A	Communication services	1,597	814,351	1.00%
Hershey Co. (The)	Consumer staples	6,103	791,069	0.97%
Hologic, Inc.	Health care	13,598	775,092	0.95%
Procter & Gamble Co. (The)	Consumer staples	6,230	744,900	0.91%
Costco Wholesale Corp.	Consumer staples	2,443	740,659	0.91%
Facebook, Inc. Class A	Technology	3,047	691,947	0.85%
Exxon Mobil Corp.	Energy	15,063	673,598	0.83%
F5 Networks, Inc.	Technology	4,808	670,576	0.82%
Merck & Co., Inc.	Health care	8,529	659,532	0.81%
Dollar General Corp.	Consumer cyclicals	3,366	641,242	0.79%
PepsiCo, Inc.	Consumer staples	4,838	639,833	0.79%
Cadence Design Systems, Inc.	Technology	6,543	627,906	0.77%
Juniper Networks, Inc.	Communication services	27,337	624,919	0.77%
State Street Corp.	Financials	9,726	618,078	0.76%
Electronic Arts, Inc.	Technology	4,498	594,001	0.73%

A BASKET (GSCBPAND) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Eldorado Resorts, Inc.	Consumer cyclicals	2,459	$98,496	6.60%
Penn National Gaming, Inc.	Consumer cyclicals	2,342	71,536	4.79%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	1,057	53,167	3.56%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	3,123	51,314	3.44%
Expedia Group, Inc.	Consumer cyclicals	548	45,058	3.02%
Darden Restaurants, Inc.	Consumer staples	592	44,860	3.01%
Macy's, Inc.	Consumer cyclicals	5,895	40,560	2.72%
Gap, Inc. (The)	Consumer cyclicals	3,150	39,749	2.66%
Boeing Co. (The)	Capital goods	213	39,010	2.61%
United Airlines Holdings, Inc.	Transportation	1,120	38,769	2.60%
L Brands, Inc.	Consumer cyclicals	2,585	38,692	2.59%
MGM Resorts International	Consumer cyclicals	2,279	38,292	2.57%
JetBlue Airways Corp.	Transportation	3,438	37,478	2.51%
Wynn Resorts, Ltd.	Consumer cyclicals	498	37,102	2.49%
Ford Motor Co.	Consumer cyclicals	6,017	36,584	2.45%
Alaska Air Group, Inc.	Transportation	1,003	36,386	2.44%
Marriott International, Inc./MD Class A	Consumer cyclicals	416	35,700	2.39%
Live Nation Entertainment, Inc.	Consumer cyclicals	773	34,255	2.30%
American Airlines Group, Inc.	Transportation	2,608	34,084	2.28%
Hilton Worldwide Holdings, Inc.	Consumer cyclicals	453	33,303	2.23%
Estee Lauder Cos., Inc. (The) Class A	Consumer staples	176	33,173	2.22%
Booking Holdings, Inc.	Consumer cyclicals	21	33,150	2.22%
Delta Air Lines, Inc.	Transportation	1,157	32,446	2.17%
Trip.com Group, Ltd. ADR (China)	Consumer cyclicals	1,173	30,411	2.04%
Las Vegas Sands Corp.	Consumer cyclicals	651	29,668	1.99%
Nordstrom, Inc.	Consumer cyclicals	1,842	28,531	1.91%
Southwest Airlines Co.	Transportation	833	28,466	1.91%
Hyatt Hotels Corp. Class A	Consumer cyclicals	509	25,574	1.71%
Spirit Airlines, Inc.	Transportation	1,432	25,493	1.71%
Texas Roadhouse, Inc.	Consumer staples	440	23,119	1.55%
Cracker Barrel Old Country Store, Inc.	Consumer staples	196	21,771	1.46%
Six Flags Entertainment Corp.	Consumer cyclicals	1,119	21,502	1.44%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	475	20,230	1.36%
Brinker International, Inc.	Consumer staples	816	19,593	1.31%
Huazhu Group, Ltd. ADR (China)	Consumer cyclicals	515	18,050	1.21%
Cheesecake Factory, Inc. (The)	Consumer staples	769	17,629	1.18%
Marriott Vacations Worldwide Corp.	Consumer cyclicals	211	17,328	1.16%
TripAdvisor, Inc.	Consumer staples	808	15,366	1.03%
Boyd Gaming Corp.	Consumer cyclicals	681	14,242	0.95%
Melco Resorts & Entertainment, Ltd. ADR (Hong Kong)	Consumer cyclicals	879	13,639	0.91%
Choice Hotels International, Inc.	Consumer cyclicals	172	13,544	0.91%
Dine Brans Global, Inc.	Consumer staples	297	12,505	0.84%
SeaWorld Entertainment, Inc.	Consumer cyclicals	841	12,457	0.83%
Dave & Buster's Entertainment, Inc.	Consumer staples	840	11,196	0.75%
Allegiant Travel Co.	Transportation	98	10,741	0.72%
Wyndham Destinations, Inc.	Consumer cyclicals	381	10,736	0.72%
Madison Square Garden Co. (The) Class A	Consumer cyclicals	71	10,485	0.70%
Copa Holdings SA Class A (Panama)	Transportation	194	9,804	0.66%
Extended Stay America, Inc. (Units)	Consumer cyclicals	797	8,918	0.60%
SkyWest, Inc.	Transportation	263	8,565	0.57%

A BASKET (GSGLPHCL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Ipsen SA (France)	Health care	13,083	$1,111,623	3.44%
Thermo Fisher Scientific, Inc.	Health care	3,063	1,109,684	3.44%
IQVIA Holdings, Inc.	Health care	7,796	1,106,124	3.42%
Mettler-Toledo International, Inc.	Health care	1,369	1,103,160	3.42%
Illumina, Inc.	Health care	2,978	1,102,804	3.41%
Merck & Co., Inc.	Health care	14,170	1,095,773	3.39%
Merck KGaA (Germany)	Health care	9,402	1,090,881	3.38%
Pfizer, Inc.	Health care	33,348	1,090,468	3.38%
Zoetis, Inc.	Health care	7,913	1,084,343	3.36%
Agilent Technologies, Inc.	Technology	12,240	1,081,669	3.35%
PerkinElmer, Inc.	Health care	11,016	1,080,574	3.35%
Perrigo Co. PLC	Health care	19,308	1,067,136	3.30%
Waters Corp.	Health care	5,889	1,062,357	3.29%
GlaxoSmithKline PLC (United Kingdom)	Health care	52,112	1,053,804	3.26%
Bayer AG (Germany)	Health care	13,281	981,384	3.04%
Sanofi (France)	Health care	9,405	957,522	2.96%
Mylan NV	Health care	58,602	942,317	2.92%
Johnson & Johnson	Health care	6,547	920,693	2.85%
AbbVie, Inc.	Health care	8,802	864,174	2.68%
Alexion Pharmaceuticals, Inc.	Health care	7,558	848,365	2.63%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	12,110	740,861	2.29%
Galapagos NV (Belgium)	Health care	3,751	737,518	2.28%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	59,482	733,416	2.27%
Biogen, Inc.	Health care	2,680	716,993	2.22%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	50,540	698,006	2.16%
Bristol-Myers Squibb Co.	Health care	11,467	674,277	2.09%
AstraZeneca PLC (United Kingdom)	Health care	6,332	658,820	2.04%
Gilead Sciences, Inc.	Health care	8,439	649,324	2.01%
CSL, Ltd. (Australia)	Health care	3,081	608,837	1.89%
Amgen, Inc.	Health care	2,436	574,584	1.78%
Galenica AG (Switzerland)	Health care	3,441	517,683	1.60%
Sartorius Stedim Biotech (France)	Health care	1,777	449,057	1.39%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	8,203	441,770	1.37%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	11,656	415,732	1.29%
Eli Lilly and Co.	Health care	2,368	388,847	1.20%
Eisai Co., Ltd. (Japan)	Health care	4,700	372,289	1.15%
Shionogi & Co., Ltd. (Japan)	Health care	5,590	349,775	1.08%
H Lundbeck A/S (Denmark)	Health care	7,233	271,830	0.84%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	8,510	233,444	0.72%
Astellas Pharma, Inc. (Japan)	Health care	13,642	227,546	0.70%
UCB SA (Belgium)	Health care	1,844	213,586	0.66%
Incyte Corp.	Health care	1,972	205,008	0.63%
Grifols SA (Spain)	Health care	5,366	162,902	0.50%
Regeneron Pharmaceuticals, Inc.	Health care	188	117,166	0.36%
Eurofins Scientific (Luxembourg)	Health care	147	92,030	0.28%
Novartis AG (Switzerland)	Health care	1,039	90,377	0.28%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	944	77,073	0.24%
Vertex Pharmaceuticals, Inc.	Health care	144	41,875	0.13%
Orion Oyj Class B (Finland)	Health care	845	40,855	0.13%
Recordati SpA (Italy)	Health care	816	40,728	0.13%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Afterpay, Ltd. (Australia)	Financials	25,317	$1,065,557	0.66%
AES Corp. (The)	Utilities and power	71,013	1,028,972	0.64%
Just Eat-Takeaway (Netherlands)	Consumer staples	9,691	1,009,988	0.63%
Splunk, Inc.	Technology	5,025	998,394	0.62%
Ashtead Group PLC (United Kingdom)	Consumer staples	29,535	995,072	0.62%
SoftBank Group Corp. (Japan)	Technology	19,438	981,135	0.61%
Okta, Inc.	Technology	4,801	961,375	0.60%
Insulet Corp.	Health care	4,901	952,023	0.59%
Willis Towers Watson PLC	Financials	4,778	941,016	0.59%
CyberAgent, Inc. (Japan)	Consumer cyclicals	19,107	936,108	0.58%
Centene Corp.	Health care	14,693	933,767	0.58%
Citrix Systems, Inc.	Technology	6,295	931,040	0.58%
Givaudan SA (Switzerland)	Basic materials	248	923,534	0.58%
London Stock Exchange Group PLC (United Kingdom)	Financials	8,885	920,169	0.57%
Yaskawa Electric Corp. (Japan)	Technology	26,670	920,068	0.57%
Qorvo, Inc.	Technology	8,272	914,348	0.57%
Apollo Global Management, Inc.	Financials	18,143	905,690	0.56%
Mercari, Inc. (Japan)	Consumer staples	29,125	898,221	0.56%
Tesco PLC (United Kingdom)	Consumer staples	317,500	897,378	0.56%
Sandvik AB (Sweden)	Capital goods	47,110	880,193	0.55%
ONEOK, Inc.	Energy	26,152	868,753	0.54%
Roper Technologies, Inc.	Technology	2,221	862,167	0.54%
Fujitsu, Ltd. (Japan)	Technology	7,229	844,926	0.53%
NortonLifeLock, Inc.	Technology	41,818	829,246	0.52%
Cadence Design Systems, Inc.	Technology	8,623	827,500	0.52%
Carlyle Group, Inc. (The)	Financials	29,592	825,630	0.51%
Air Liquide SA (France)	Basic materials	5,617	810,310	0.51%
AMETEK, Inc.	Conglomerates	8,893	794,757	0.50%
Partners Group Holding AG (Switzerland)	Financials	874	792,627	0.49%
Roche Holding AG (Switzerland)	Health care	2,276	788,930	0.49%
SS&C Technologies Holdings, Inc.	Technology	13,861	782,873	0.49%
Mazda Motor Corp. (Japan)	Consumer cyclicals	129,201	772,990	0.48%
Procter & Gamble Co. (The)	Consumer staples	6,444	770,542	0.48%
Nexi SpA (Italy)	Consumer cyclicals	44,476	769,527	0.48%
Carlsberg A/S Class B (Denmark)	Consumer staples	5,822	769,520	0.48%
Expeditors International of Washington, Inc.	Transportation	10,101	768,066	0.48%
Shopify, Inc. Class A (Canada)	Technology	807	766,555	0.48%
Canopy Growth Corp. (Canada)	Health care	47,181	764,222	0.48%
Advanced Micro Devices, Inc.	Technology	14,512	763,457	0.48%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	2,934	762,883	0.48%
Merck & Co., Inc.	Health care	9,854	761,997	0.48%
Swisscom AG (Switzerland)	Communication services	1,425	745,688	0.47%
Nomura Holdings, Inc. (Japan)	Financials	166,271	742,851	0.46%
Rio Tinto PLC (United Kingdom)	Basic materials	13,136	740,415	0.46%
Red Electrica Corporacion SA (Spain)	Utilities and power	39,660	739,888	0.46%
Endesa SA (Spain)	Utilities and power	29,989	738,886	0.46%
Anglo American PLC (United Kingdom)	Basic materials	31,889	738,670	0.46%
L'Oreal SA (France)	Consumer staples	2,295	736,648	0.46%
Old Dominion Freight Line, Inc.	Transportation	4,343	736,522	0.46%
Hannover Rueck SE (Germany)	Financials	4,270	735,949	0.46%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Square, Inc. Class A	Consumer cyclicals	10,119	$1,061,908	0.67%
PayPal Holdings, Inc.	Consumer cyclicals	5,691	991,628	0.62%
Delivery Hero Holding GmbH (Germany)	Consumer staples	9,521	973,008	0.61%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	15,113	967,717	0.61%
Twilio, Inc. Class A	Technology	4,401	965,707	0.61%
Yamaha Motor Co., Ltd. (Japan)	Consumer cyclicals	60,782	950,212	0.60%
J Sainsbury PLC (United Kingdom)	Consumer staples	367,435	950,188	0.60%
Cognizant Technology Solutions Corp. Class A	Technology	16,677	947,568	0.60%
Autodesk, Inc.	Technology	3,960	947,291	0.60%
Capgemini SE (France)	Technology	8,206	939,976	0.59%
United Parcel Service, Inc. Class B	Transportation	8,436	937,894	0.59%
Carrier Global Corp.	Consumer cyclicals	42,173	937,075	0.59%
Walgreens Boots Alliance, Inc.	Consumer staples	22,033	933,973	0.59%
Electronic Arts, Inc.	Technology	7,007	925,272	0.58%
Bank of New York Mellon Corp. (The)	Financials	23,868	922,496	0.58%
IPG Photonics Corp.	Technology	5,729	918,846	0.58%
Alexion Pharmaceuticals, Inc.	Health care	8,177	917,802	0.58%
Athene Holding, Ltd. Class A (Bermuda)	Financials	29,406	917,185	0.58%
Mylan NV	Health care	56,874	914,529	0.58%
Eastman Chemical Co.	Basic materials	13,109	912,943	0.57%
Edwards Lifesciences Corp.	Health care	13,138	907,940	0.57%
CaixaBank SA (Spain)	Financials	423,986	905,300	0.57%
Swatch Group AG (The) (Switzerland)	Consumer cyclicals	4,502	898,532	0.57%
ViacomCBS, Inc. Class B	Consumer cyclicals	37,811	881,748	0.55%
T-Mobile US, Inc.	Communication services	8,420	876,970	0.55%
Tyler Technologies, Inc.	Technology	2,497	866,332	0.54%
Franklin Resources, Inc.	Financials	41,005	859,867	0.54%
ENEOS Holdings, Inc. (Japan)	Energy	242,415	857,630	0.54%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	53,512	853,360	0.54%
Vistra Energy Corp.	Utilities and power	45,441	846,107	0.53%
American Tower Corp.	Communication services	3,243	838,568	0.53%
Reinsurance Group of America, Inc.	Financials	10,567	828,869	0.52%
Molson Coors Beverage Co. Class B	Consumer staples	24,088	827,662	0.52%
Prologis, Inc.	Financials	8,832	824,248	0.52%
Microchip Technology, Inc.	Technology	7,807	822,143	0.52%
Adobe, Inc.	Technology	1,852	806,376	0.51%
Lonza Group AG (Switzerland)	Health care	1,516	800,337	0.50%
Progressive Corp. (The)	Financials	9,987	800,085	0.50%
Abbott Laboratories	Health care	8,647	790,563	0.50%
CVS Health Corp.	Health care	12,115	787,123	0.50%
Alexandria Real Estate Equities, Inc.	Financials	4,838	785,030	0.49%
ABB, Ltd. (Switzerland)	Capital goods	34,786	783,136	0.49%
FedEx Corp.	Transportation	5,581	782,521	0.49%
Unibail-Rodamco-Westfield (France)	Financials	13,637	768,538	0.48%
Nidec Corp. (Japan)	Technology	11,522	767,881	0.48%
Monotaro Co., Ltd. (Japan)	Consumer staples	19,108	764,482	0.48%
Intel Corp.	Technology	12,764	763,676	0.48%
GoDaddy, Inc. Class A	Technology	10,396	762,357	0.48%
NRG Energy, Inc.	Utilities and power	23,252	757,077	0.48%
Waste Connections, Inc.	Capital goods	7,972	747,660	0.47%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$1,367	$20,000	$6,258	5/11/63	300 bp — Monthly	$(4,881)
	CMBX NA BBB-.6 Index	BB+/P	2,591	43,000	13,455	5/11/63	300 bp — Monthly	(10,842)
	CMBX NA BBB-.6 Index	BB+/P	5,309	86,000	26,909	5/11/63	300 bp — Monthly	(21,557)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	9,990	72,000	9,230	5/11/63	200 bp — Monthly	784
	CMBX NA BB.11 Index	BB-/P	33,900	60,000	20,508	11/18/54	500 bp — Monthly	13,442
	CMBX NA BB.6 Index	B+/P	39,593	276,000	139,270	5/11/63	500 bp — Monthly	(99,447)
	CMBX NA BB.7 Index	BB-/P	22,506	441,000	189,101	1/17/47	500 bp — Monthly	(166,227)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(2,877)	2,605,000	333,961	5/11/63	200 bp — Monthly	(335,970)
	CMBX NA A.7 Index	A/P	3,286	79,000	7,853	1/17/47	200 bp — Monthly	(4,540)
	CMBX NA BB.7 Index	BB-/P	10,567	79,000	33,875	1/17/47	500 bp — Monthly	(23,242)
	CMBX NA BBB-.7 Index	BBB-/P	20,631	261,000	55,880	1/17/47	300 bp — Monthly	(35,119)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	136	18,000	2,308	5/11/63	200 bp — Monthly	(2,166)
	CMBX NA A.6 Index	A/P	(12)	19,000	2,436	5/11/63	200 bp — Monthly	(2,441)
	CMBX NA A.6 Index	A/P	(201)	25,000	3,205	5/11/63	200 bp — Monthly	(3,398)
	CMBX NA A.6 Index	A/P	5,106	43,000	5,513	5/11/63	200 bp — Monthly	(392)
	CMBX NA A.6 Index	A/P	6,453	124,000	15,897	5/11/63	200 bp — Monthly	(9,403)
	CMBX NA A.6 Index	A/P	6,277	124,000	15,897	5/11/63	200 bp — Monthly	(9,578)
	CMBX NA A.6 Index	A/P	6,277	124,000	15,897	5/11/63	200 bp — Monthly	(9,578)
	CMBX NA A.6 Index	A/P	8,866	135,000	17,307	5/11/63	200 bp — Monthly	(8,396)
	CMBX NA A.6 Index	A/P	8,151	165,000	21,153	5/11/63	200 bp — Monthly	(12,947)
	CMBX NA A.6 Index	A/P	18,705	172,000	22,050	5/11/63	200 bp — Monthly	(3,288)
	CMBX NA A.6 Index	A/P	24,994	215,000	27,563	5/11/63	200 bp — Monthly	(2,498)
	CMBX NA A.6 Index	A/P	7,609	246,000	31,537	5/11/63	200 bp — Monthly	(23,847)
	CMBX NA A.6 Index	A/P	13,238	257,000	32,947	5/11/63	200 bp — Monthly	(19,623)
	CMBX NA A.6 Index	A/P	12,800	408,000	52,306	5/11/63	200 bp — Monthly	(39,370)
	CMBX NA A.6 Index	A/P	9,953	430,000	55,126	5/11/63	200 bp — Monthly	(45,030)
	CMBX NA A.6 Index	A/P	34,350	570,000	73,074	5/11/63	200 bp — Monthly	(38,534)
	CMBX NA A.6 Index	A/P	35,368	695,000	89,099	5/11/63	200 bp — Monthly	(53,500)
	CMBX NA BBB-.6 Index	BB+/P	870	11,000	3,442	5/11/63	300 bp — Monthly	(2,566)
	CMBX NA BBB-.6 Index	BB+/P	4,006	37,000	11,577	5/11/63	300 bp — Monthly	(7,553)
	CMBX NA BBB-.6 Index	BB+/P	3,713	43,000	13,455	5/11/63	300 bp — Monthly	(9,720)
	CMBX NA BBB-.6 Index	BB+/P	3,286	63,000	19,713	5/11/63	300 bp — Monthly	(16,395)
	CMBX NA BBB-.6 Index	BB+/P	4,769	70,000	21,903	5/11/63	300 bp — Monthly	(17,099)
	CMBX NA BBB-.6 Index	BB+/P	8,158	74,000	23,155	5/11/63	300 bp — Monthly	(14,960)
	CMBX NA BBB-.6 Index	BB+/P	7,764	92,000	28,787	5/11/63	300 bp — Monthly	(20,977)
	CMBX NA BBB-.6 Index	BB+/P	11,477	136,000	42,554	5/11/63	300 bp — Monthly	(31,010)
	CMBX NA BBB-.6 Index	BB+/P	10,160	210,000	65,709	5/11/63	300 bp — Monthly	(55,444)
	CMBX NA BBB-.6 Index	BB+/P	51,209	546,000	170,843	5/11/63	300 bp — Monthly	(119,361)
	CMBX NA BBB-.6 Index	BB+/P	65,023	865,000	270,659	5/11/63	300 bp — Monthly	(205,203)
	CMBX NA BBB-.7 Index	BBB-/P	31,583	401,000	85,854	1/17/47	300 bp — Monthly	(54,071)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	7,980	57,000	7,307	5/11/63	200 bp — Monthly	692
	CMBX NA A.6 Index	A/P	406,452	3,126,000	400,753	5/11/63	200 bp — Monthly	6,741
	CMBX NA A.7 Index	A/P	7,192	164,000	16,302	1/17/47	200 bp — Monthly	(9,055)
	CMBX NA BB.10 Index	BB-/P	8,345	104,000	44,470	5/11/63	500 bp — Monthly	(36,039)
	CMBX NA BB.6 Index	B+/P	4,633	9,000	4,541	5/11/63	500 bp — Monthly	99
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB+/P	357	4,000	1,252	5/11/63	300 bp — Monthly	(892)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	10,100	101,000	12,948	5/11/63	200 bp — Monthly	(2,815)
	CMBX NA A.6 Index	A/P	25,200	252,000	32,306	5/11/63	200 bp — Monthly	(7,022)
	CMBX NA A.6 Index	A/P	(5,418)	706,000	90,509	5/11/63	200 bp — Monthly	(95,692)
	CMBX NA BB.6 Index	B+/P	18,418	75,000	37,845	5/11/63	500 bp — Monthly	(19,365)
	CMBX NA BB.6 Index	B+/P	36,962	150,000	75,690	5/11/63	500 bp — Monthly	(38,603)
	CMBX NA BBB-.6 Index	BB+/P	6,227	94,000	29,413	5/11/63	300 bp — Monthly	(23,138)

Upfront premium received			1,081,907		Unrealized appreciation			21,758

Upfront premium (paid)			(8,508)		Unrealized (depreciation)			(1,772,794)

	Total		$1,073,399				Total	$(1,751,036)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termin- ation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,802)	$243,000	$24,154	1/17/47	(200 bp) — Monthly	$22,272
	CMBX NA BB.10 Index	(5,114)	49,000	20,952	11/17/59	(500 bp) — Monthly	15,798
	CMBX NA BB.10 Index	(4,386)	40,000	17,104	11/17/59	(500 bp) — Monthly	12,685
	CMBX NA BB.11 Index	(18,786)	145,000	49,561	11/18/54	(500 bp) — Monthly	30,654
	CMBX NA BB.11 Index	(4,713)	50,000	17,090	11/18/54	(500 bp) — Monthly	12,335
	CMBX NA BB.11 Index	(1,925)	28,000	9,570	11/18/54	(500 bp) — Monthly	7,622
	CMBX NA BB.11 Index	(934)	18,000	6,152	11/18/54	(500 bp) — Monthly	5,204
	CMBX NA BB.11 Index	(918)	18,000	6,152	11/18/54	(500 bp) — Monthly	5,219
	CMBX NA BB.12 Index	(172)	2,000	662	8/17/61	(500 bp) — Monthly	489
	CMBX NA BB.8 Index	(6,084)	49,000	23,055	10/17/57	(500 bp) — Monthly	16,930
	CMBX NA BB.9 Index	(40,978)	397,000	163,961	9/17/58	(500 bp) — Monthly	122,652
	CMBX NA BB.9 Index	(6,710)	104,000	42,952	9/17/58	(500 bp) — Monthly	36,155
	CMBX NA BB.9 Index	(6,516)	101,000	41,713	9/17/58	(500 bp) — Monthly	35,112
	CMBX NA BB.9 Index	(1,371)	34,000	14,042	9/17/58	(500 bp) — Monthly	12,643
	CMBX NA BB.9 Index	(798)	22,000	9,086	9/17/58	(500 bp) — Monthly	8,270
	CMBX NA BB.9 Index	(628)	16,000	6,608	9/17/58	(500 bp) — Monthly	5,967
	CMBX NA BBB-.10 Index	(43,497)	146,000	29,200	11/17/59	(300 bp) — Monthly	(14,370)
	CMBX NA BBB-.11 Index	(23,947)	73,000	14,921	11/18/54	(300 bp) — Monthly	(9,062)
	CMBX NA BBB-.11 Index	(16,027)	50,000	10,220	11/18/54	(300 bp) — Monthly	(5,832)
	CMBX NA BBB-.11 Index	(16,024)	49,000	10,016	11/18/54	(300 bp) — Monthly	(6,033)
	CMBX NA BBB-.11 Index	(12,090)	37,000	7,563	11/18/54	(300 bp) — Monthly	(4,545)
	CMBX NA BBB-.11 Index	(3,419)	17,000	3,475	11/18/54	(300 bp) — Monthly	48
	CMBX NA BBB-.12 Index	(85,475)	271,000	54,959	8/17/61	(300 bp) — Monthly	(30,652)
	CMBX NA BBB-.12 Index	(52,794)	150,000	30,420	8/17/61	(300 bp) — Monthly	(22,450)
	CMBX NA BBB-.12 Index	(37,921)	111,000	22,511	8/17/61	(300 bp) — Monthly	(15,465)
	CMBX NA BBB-.12 Index	(21,385)	64,000	12,979	8/17/61	(300 bp) — Monthly	(8,438)
	CMBX NA BBB-.12 Index	(16,701)	50,000	10,140	8/17/61	(300 bp) — Monthly	(6,586)
	CMBX NA BBB-.6 Index	(64)	1,000	313	5/11/63	(300 bp) — Monthly	249
	CMBX NA BBB-.9 Index	(11,356)	48,000	9,331	9/17/58	(300 bp) — Monthly	(2,049)
	Credit Suisse International
	CMBX NA BB.10 Index	(13,476)	101,000	43,188	11/17/59	(500 bp) — Monthly	29,628
	CMBX NA BB.10 Index	(11,892)	100,000	42,760	11/17/59	(500 bp) — Monthly	30,785
	CMBX NA BB.10 Index	(6,588)	53,000	22,663	11/17/59	(500 bp) — Monthly	16,031
	CMBX NA BB.7 Index	(8,878)	503,000	253,814	5/11/63	(500 bp) — Monthly	244,515
	CMBX NA BB.7 Index	(28,223)	153,000	65,606	1/17/47	(500 bp) — Monthly	37,256
	CMBX NA BB.7 Index	(8,060)	49,000	21,011	1/17/47	(500 bp) — Monthly	12,911
	CMBX NA BB.8 Index	(1,402)	8,000	3,764	10/17/57	(500 bp) — Monthly	2,356
	CMBX NA BB.9 Index	(34,184)	341,000	140,833	9/17/58	(500 bp) — Monthly	106,365
	Goldman Sachs International
	CMBX NA BB.6 Index	(716)	7,000	3,532	5/11/63	(500 bp) — Monthly	2,810
	CMBX NA BB.7 Index	(6,961)	46,000	19,725	1/17/47	(500 bp) — Monthly	12,725
	CMBX NA BB.12 Index	(8,422)	23,000	7,613	8/17/61	(500 bp) — Monthly	(828)
	CMBX NA BB.7 Index	(86,296)	425,000	182,240	1/17/47	(500 bp) — Monthly	95,590
	CMBX NA BB.7 Index	(11,141)	68,000	29,158	1/17/47	(500 bp) — Monthly	17,960
	CMBX NA BB.8 Index	(2,039)	18,000	8,469	10/17/57	(500 bp) — Monthly	6,415
	CMBX NA BB.9 Index	(3,018)	28,000	11,564	9/17/58	(500 bp) — Monthly	8,523
	CMBX NA BB.9 Index	(544)	14,000	5,782	9/17/58	(500 bp) — Monthly	5,227
	CMBX NA BB.9 Index	(1,685)	14,000	5,782	9/17/58	(500 bp) — Monthly	4,085
	CMBX NA BB.9 Index	(1,666)	14,000	5,782	9/17/58	(500 bp) — Monthly	4,104
	CMBX NA BB.9 Index	(313)	3,000	1,239	9/17/58	(500 bp) — Monthly	923
	CMBX NA BBB-.12 Index	(19,925)	59,000	11,965	8/17/61	(300 bp) — Monthly	(7,990)
	CMBX NA BBB-.6 Index	(7,354)	147,000	45,996	5/11/63	(300 bp) — Monthly	38,569
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(157,071)	288,000	98,438	11/18/54	(500 bp) — Monthly	(58,873)
	CMBX NA BB.12 Index	(62,061)	113,000	37,403	8/17/61	(500 bp) — Monthly	(24,753)
	CMBX NA BB.17 Index	(98,910)	202,000	86,618	1/17/47	(500 bp) — Monthly	(12,461)
	CMBX NA BB.9 Index	(34,594)	70,000	28,910	9/17/58	(500 bp) — Monthly	(5,743)
	CMBX NA BBB-.10 Index	(16,057)	57,000	11,400	11/17/59	(300 bp) — Monthly	(4,686)
	CMBX NA BBB-.10 Index	(14,300)	48,000	9,600	11/17/59	(300 bp) — Monthly	(4,724)
	CMBX NA BBB-.11 Index	(22,245)	69,000	14,104	11/18/54	(300 bp) — Monthly	(8,175)
	CMBX NA BBB-.11 Index	(21,687)	69,000	14,104	11/18/54	(300 bp) — Monthly	(7,618)
	CMBX NA BBB-.11 Index	(10,985)	35,000	7,154	11/18/54	(300 bp) — Monthly	(3,849)
	CMBX NA BBB-.11 Index	(11,001)	35,000	7,154	11/18/54	(300 bp) — Monthly	(3,864)
	CMBX NA BBB-.12 Index	(14,931)	45,000	9,126	8/17/61	(300 bp) — Monthly	(5,828)
	CMBX NA BBB-.12 Index	(7,334)	21,000	4,259	8/17/61	(300 bp) — Monthly	(3,086)
	CMBX NA BBB-.6 Index	(81,844)	256,000	80,102	5/11/63	(300 bp) — Monthly	(1,869)
	CMBX NA BBB-.7 Index	(96,253)	410,000	87,781	1/17/47	(300 bp) — Monthly	(8,677)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,519)	97,000	41,477	11/17/59	(500 bp) — Monthly	35,877
	CMBX NA BB.11 Index	(49,424)	100,000	34,180	11/18/54	(500 bp) — Monthly	(15,327)
	CMBX NA BB.9 Index	(7,869)	202,000	83,426	9/17/58	(500 bp) — Monthly	75,388
	CMBX NA BBB-.9 Index	(7,966)	43,000	8,359	9/17/58	(300 bp) — Monthly	372
	CMBX NA BBB-.9 Index	(7,966)	43,000	8,359	9/17/58	(300 bp) — Monthly	372
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(4,177)	41,000	8,778	1/17/47	(300 bp) — Monthly	4,580
	CMBX NA BB.10 Index	(5,139)	49,000	20,952	11/17/59	(500 bp) — Monthly	15,773
	CMBX NA BB.11 Index	(5,696)	58,000	19,824	11/18/54	(500 bp) — Monthly	14,080
	CMBX NA BB.11 Index	(3,145)	33,000	11,279	11/18/54	(500 bp) — Monthly	8,107
	CMBX NA BB.12 Index	(21,000)	35,000	11,585	8/17/61	(500 bp) — Monthly	(9,444)
	CMBX NA BB.12 Index	(988)	14,000	4,634	8/17/61	(500 bp) — Monthly	3,635
	CMBX NA BB.12 Index	(980)	12,000	3,972	9/17/58	(500 bp) — Monthly	2,982
	CMBX NA BB.7 Index	(4,628)	24,000	10,291	1/17/47	(500 bp) — Monthly	5,643
	CMBX NA BB.9 Index	(3,444)	56,000	23,128	9/17/58	(500 bp) — Monthly	19,637
	CMBX NA BB.9 Index	(3,405)	56,000	23,128	9/17/58	(500 bp) — Monthly	19,677
	CMBX NA BB.9 Index	(2,893)	47,000	19,411	9/17/58	(500 bp) — Monthly	16,479
	CMBX NA BB.9 Index	(3,956)	45,000	18,585	9/17/58	(500 bp) — Monthly	14,591
	CMBX NA BB.9 Index	(3,677)	43,000	17,759	9/17/58	(500 bp) — Monthly	14,046
	CMBX NA BB.9 Index	(2,052)	38,000	15,694	9/17/58	(500 bp) — Monthly	13,610
	CMBX NA BB.9 Index	(1,883)	38,000	15,694	9/17/58	(500 bp) — Monthly	13,779
	CMBX NA BB.9 Index	(2,780)	37,000	15,281	9/17/58	(500 bp) — Monthly	12,470
	CMBX NA BB.9 Index	(3,274)	27,000	11,151	9/17/58	(500 bp) — Monthly	7,855
	CMBX NA BB.9 Index	(665)	17,000	7,021	9/17/58	(500 bp) — Monthly	6,342
	CMBX NA BB.9 Index	(1,697)	14,000	5,782	9/17/58	(500 bp) — Monthly	4,073
	CMBX NA BB.9 Index	(241)	6,000	2,478	9/17/58	(500 bp) — Monthly	2,232
	CMBX NA BBB-.11 Index	(22,427)	71,000	14,512	11/18/54	(300 bp) — Monthly	(7,950)
	CMBX NA BBB-.11 Index	(21,838)	69,000	14,104	11/18/54	(300 bp) — Monthly	(7,769)
	CMBX NA BBB-.11 Index	(10,923)	35,000	7,154	11/18/54	(300 bp) — Monthly	(3,787)
	CMBX NA BBB-.11 Index	(2,011)	10,000	2,044	11/18/54	(300 bp) — Monthly	28
	CMBX NA BBB-.12 Index	(11,632)	35,000	7,098	8/17/61	(300 bp) — Monthly	(4,551)
	CMBX NA BBB-.9 Index	(3,992)	26,000	5,054	9/17/58	(300 bp) — Monthly	1,050

	Upfront premium received	—			Unrealized appreciation		1,339,760

	Upfront premium (paid)	(1,581,878)			Unrealized (depreciation)		(337,334)

	Total	$(1,581,878)				Total	$1,002,426
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 34 Index	B+/P	$375,715	$54,963,200	$379,136	6/20/25	500 bp — Quarterly	$65,284
	NA IG Series 34 Index	BBB+/P	(374,396)	45,900,000	536,479	6/20/25	100 bp — Quarterly	173,557

	Total		$1,319					$238,841
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's currency abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD / $	United States Dollar
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,632,462,025.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$11,413,847	$175,936,768	$161,445,924	$108,036	$25,904,691
	Putnam Short Term Investment Fund**	259,274,989	477,141,352	450,085,221	2,767,653	286,331,120

	Total Short-term investments	$270,688,836	$653,078,120	$611,531,145	$2,875,689	$312,235,811
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $25,904,691, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $25,657,223. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $22,510,143.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $499,874.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $10,127,662.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $256,022,671 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.7%
	Japan	3.3
	China	2.5
	United Kingdom	2.1
	Switzerland	1.6
	France	1.5
	Canada	1.3
	Germany	1.1
	Taiwan	0.8
	Ireland	0.8
	Netherlands	0.8
	Australia	0.8
	South Korea	0.6
	India	0.5
	Hong Kong	0.5
	Other	4.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $342,704 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $592,267 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $499,874 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$30,313,687	$34,335,528	$—
Capital goods	91,060,382	22,941,131	—
Communication services	69,411,568	23,437,526	—
Conglomerates	14,821,754	415,532	—
Consumer cyclicals	185,317,803	70,766,251	2
Consumer staples	84,965,887	53,100,247	—
Energy	31,997,484	17,126,593	—
Financials	165,425,910	82,256,748	—
Health care	183,389,869	51,411,073	—
Miscellaneous	—	1,994,462	—
Technology	441,026,034	90,867,036	—
Transportation	18,193,597	7,607,372	—
Utilities and power	44,164,117	10,843,644	—

Total common stocks	1,360,088,092	467,103,143	2
Asset-backed securities	—	8,713,850	—
Convertible bonds and notes	—	199,151	—
Convertible preferred stocks	1,741,428	285,977	—
Corporate bonds and notes	—	273,944,747	135
Foreign government and agency bonds and notes	—	13,258,388	—
Mortgage-backed securities	—	52,964,547	—
Preferred stocks	—	2,888,984	—
Purchased options outstanding	—	1,124,651	—
Senior loans	—	3,569,988	—
U.S. government and agency mortgage obligations	—	199,663,921	—
U.S. treasury obligations	—	1,184,518	—
Short-term investments	287,742,120	109,905,389	—

Totals by level	$1,649,571,640	$1,134,807,254	$137
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$520,813	$—
Futures contracts	10,302,015	—	—
Written options outstanding	—	(391,900)	—
TBA sale commitments	—	(25,177,969)	—
Interest rate swap contracts	—	(758,723)	—
Total return swap contracts	—	1,567,400	—
Credit default contracts	—	(2,609)	—

Totals by level	$10,302,015	$(24,242,988)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$108,700,000
Written currency option contracts (contract amount)	$72,200,000
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$466,800,000
Centrally cleared interest rate swap contracts (notional)	$182,600,000
OTC total return swap contracts (notional)	$480,700,000
OTC credit default contracts (notional)	$22,300,000
Centrally cleared credit default contracts (notional)	$122,600,000
Warrants (number of warrants)	41,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com